MORGAN STANLEY TOTAL MARKET INDEX FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2002


Dear Shareholder:

The pessimism that overshadowed the U.S. equity markets in the second half of 2001 continued to plague the market during the first seven months of 2002. Overall, the performances of equities were hampered by numerous problems -- most notably corporate improprieties, terrorist threats and violence in the Middle East. As a result of these problems, the Wilshire 5000 Index broke through the lows that were established in September 2001, reaching levels last seen five years ago. "Story" stocks -- those that have intriguing business plans but lack assets -- bore the brunt of the sell-off, while old-economy stocks, which have stronger and cleaner accounting statements, fought to hold their own.

Ironically, this latest market sell-off comes amid fresh data that seem to indicate growing strength in the economy. Both consumer spending and the housing market have been stable and have been credited as the primary reasons the economy has not fallen deeper into recession. On several occasions during the past six months, Federal Reserve Chairman Alan Greenspan conveyed his opinion that the economic recovery seemed to have begun, with little risk of inflation. Nonetheless, the U.S. equity markets were unable to make any positive headway, leaving many concerned that an increase in business spending or a continuation of consumer spending would not be able to lead the economy out of this recession.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended July 31, 2002, the Fund's Class A, B, C and D shares produced total returns of -22.47 percent, -23.12 percent, -23.01 percent, and -22.28 percent, respectively. During the same period, the Wilshire 5000 returned -22.06 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund seeks to provide investment results that before expenses correspond to the total return of the U.S. Stock Market as measured by the Wilshire 5000 Total Market Index. The Fund seeks to achieve this objective by investing in a representative sampling of companies that comprise the index. The Wilshire 5000 is widely considered to provide the best representation of the overall U.S. market.

LOOKING AHEAD

We are cautiously optimistic about the second half of 2002, given a number of somewhat encouraging investment trends. Equity valuations have declined considerably in recent months. Investor sentiment is, we believe, as negative as it was after September 11. Contrarians see this as a potentially favorable sign, because historically there has been a correlation between investor negativity and the point at which the stock market hits bottom. Another favorable sign is surprisingly strong economic growth during the first

MORGAN STANLEY TOTAL MARKET INDEX FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2002 continued


half of the year. Although the economy has performed better than expected, stock valuations remain at their September 11 levels. This disconnect has yet to be reconciled.

Although the current market environment warrants caution on the part of investors, we believe rewarding investment opportunities often arise following such periods of stress and negative investor sentiment. We are cautiously optimistic about the economic outlook in light of the modest improvement in the industrial economy and the Federal Reserve's strong fiscal and monetary stimulus. The valuations of select segments of the market have become more reasonable following the recent sharp correction in equity prices. Based on our observations, many high-quality businesses with strong long-term prospects are beginning to trade at what we believe are more attractive valuations.

We appreciate your ongoing support of Morgan Stanley Total Market Index Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                     /s/ Mitchell M. Merin
Charles A. Fiumefreddo                         Mitchell M. Merin
Chairman of the Board                          President


ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY TOTAL MARKET INDEX FUND
FUND PERFORMANCE o JULY 31, 2002

GROWTH OF $10,000
($ in Thousands)
                                                                      WILSHIRE
                           CLASS A   CLASS B    CLASS C   CLASS D       5000(4)
     SEPTEMBER 28, 1999     9,475     10,000    10,000    10,000       10,000
       OCTOBER 31, 1999    10,081     10,640    10,640    10,650       10,652
       JANUARY 31, 2000    10,697     11,259    11,259    11,299       11,354
         APRIL 30, 2000    10,953     11,510    11,510    11,580       11,657
          JULY 31, 2000    10,801     11,329    11,329    11,430       11,506
       OCTOBER 31, 2000    10,839     11,339    11,339    11,470       11,516
       JANUARY 31, 2001    10,317     10,778    10,778    10,929       10,959
         APRIL 30, 2001     9,444      9,837     9,837     9,997       10,014
          JULY 31, 2001     9,206      9,576     9,576     9,757        9,780
       OCTOBER 31, 2001     8,058      8,364     8,364     8,545        8,575
       JANUARY 31, 2002     8,703      9,015     9,015     9,236        9,281
         APRIL 30, 2002     8,447      8,745     8,745     8,975        9,025
          JULY 31, 2002     7,137(3)   7,142(3)  7,373(3)  7,583(3)     7,622

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JULY 31, 2002
--------------------------------------------------------------------------------
                                 CLASS A SHARES*
--------------------------------------------------------------------------------
1 Year                              (22.47)%(1)         (26.54)%(2)
Since Inception (9/28/99)            (9.50)%(1)         (11.20)%(2)


                                CLASS B SHARES**
--------------------------------------------------------------------------------
1 Year                               (23.12)%(1)         (26.96)%(2)
Since Inception (9/28/99)            (10.22)%(1)         (11.18)%(2)


                                CLASS C SHARES+
--------------------------------------------------------------------------------
1 Year                               (23.01)%(1)         (23.78)%(2)
Since Inception (9/28/99)            (10.18)%(1)         (10.18)%(2)


                                CLASS D SHARES++
--------------------------------------------------------------------------------
1 Year                              (22.28)%(1)
Since Inception (9/28/99)            (9.29)%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on July 31, 2002.
(4) The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 7,000 capitalization weighted security returns are used to adjust the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002


NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------
                       Common Stocks and Warrants (95.1%)
                       Advertising/Marketing Services (0.3%)
    779                Abitron Inc.* ......................      $  25,980
    542                ADVO, Inc.* ........................         18,656
  1,310                Catalina Marketing Corp.* ..........         37,649
  3,396                DoubleClick Inc.* ..................         16,165
  1,762                Dun & Bradstreet Corp.* ............         57,001
  1,319                Getty Images, Inc.* ................         21,727
     34                Grey Global Group Inc. .............         22,950
  2,247                Harte-Hanks Inc. ...................         43,524
  1,083                infoUSA, Inc.* .....................          5,188
  8,331                Interpublic Group of
                         Companies, Inc. ..................        174,201
  1,774                Key3Media Group.* ..................             71
  2,014                Lamar Advertising Co.* .............         63,602
    830                Nautilus Group, Inc.* ..............         24,784
    793                Netratings, Inc.* ..................          5,551
  4,080                Omnicom Group, Inc. ................        217,505
    702                R.H. Donnelley Corp.* ..............         16,813
  1,273                Valassis Communications, Inc.*               46,719
                                                              ------------
                                                                   798,086
                                                              ------------
                       Aerospace & Defense (1.2%)
    547                AAR Corp. ..........................          4,781
  1,613                Aeroflex Inc.* .....................         12,259
    834                Alliant Techsystems, Inc.* .........         51,208
 18,293                Boeing Co. .........................        759,525
    239                Curtiss-Wright Corp. ...............         15,965
    107                Curtiss-Wright Corp. (Class B)......          6,966
    322                ESCO Technologies Inc.* ............          9,338
    533                Esterline Corp.* ...................          9,461
    382                FLIR Systems, Inc.* ................         15,624
    858                FuelCell Energy, Inc.* .............          6,066
  1,117                GenCorp Inc. .......................         12,309
  4,399                General Dynamics Corp. .............        355,967
  2,523                Goodrich Corp. .....................         56,288
    578                Kaman Corp. (Class A) ..............          7,832
    585                Kroll Inc.* ........................         12,472
  1,892                L-3 Communications Holdings,
                         Inc.* ............................         87,448
  9,829                Lockheed Martin Corp. ..............        630,137
  8,679                Loral Space &
                         Communications Ltd.* .............          5,989
    606                Mercury Computer Systems,
                         Inc.* ............................         11,805


NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------
   358                 Moog Inc. (Class A)* ...............      $  11,886
 2,460                 Northrop Grumman Corp. .............        272,322
   866                 Orbital Sciences Corp.* ............          3,369
 8,684                 Raytheon Co. .......................        282,925
 3,987                 Rockwell Collins, Inc. .............        102,466
   285                 Sequa Corp. (Class A)* .............         16,692
   843                 Teledyne Technologies Inc.* ........         13,109
 1,501                 Titan Corp. (The)* .................         17,036
   402                 Triumph Group, Inc.* ...............         15,899
                                                              ------------
                                                                 2,807,144
                                                              ------------
                       Agricultural Commodities/
                         Milling (0.1%)
14,208                 Archer-Daniels-Midland Co. .........        166,234
 1,982                 Bunge Limited ......................         40,532
 1,009                 Cadiz, Inc.* .......................          4,288
   940                 Corn Products International,
                         Inc. .............................         25,803
   971                 Delta & Pine Land Co. ..............         18,701
   369                 Tejon Ranch Co.* ...................          8,229
                                                              ------------
                                                                   263,787
                                                              ------------
                       Air Freight/Couriers (0.9%)
 1,275                 Airborne Inc. ......................         17,238
 2,065                 C.H. Robinson Worldwide,
                         Inc. .............................         61,950
 1,217                 EGL, Inc.* .........................         14,263
 2,542                 Expeditors International of
                         Washington, Inc. .................         74,989
 6,508                 FedEx Corp. ........................        331,583
24,359                 United Parcel Service, Inc.
                         (Class B) ........................      1,591,617
                                                              ------------
                                                                 2,091,640
                                                              ------------
                       Airlines (0.2%)
 1,834                 AirTran Holdings, Inc.* ............          7,061
   692                 Alaska Air Group, Inc.* ............         16,262
 3,752                 AMR Corp.* .........................         41,947
 1,498                 Continental Airlines, Inc.
                         (Class B)* .......................         16,059
 3,003                 Delta Air Lines, Inc. ..............         46,787
   723                 Frontier Airlines, Inc.* ...........          4,215
   873                 Mesa Air Group, Inc.* ..............          6,137
 2,003                 Northwest Airlines Corp.
                         (Class A)* .......................         18,588
   105                 SkyWest, Inc. ......................          2,015


                       See Notes to Financial Statements

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED



   NUMBER OF
    SHARES                                                    VALUE
-----------------------------------------------------------------------
    16,828             Southwest Airlines Co. ...........   $   232,395
     1,397             UAL Corp.* .......................         8,312
                                                            -----------
                                                                399,778
                                                            -----------
                       Alternative Power
                         Generation (0.0%)
     7,418             Calpine Corp.* ...................        36,867
     1,131             Plug Power Inc.* .................         6,232
                                                            -----------
                                                                 43,099
                                                            -----------
                       Aluminum (0.2%)
    18,463             Alcoa, Inc. ......................       499,424
       529             Century Aluminum Co. .............         4,496
                                                            -----------
                                                                503,920
                                                            -----------
                       Apparel/Footwear (0.4%)
       515             Brown Shoe Co., Inc. .............        11,232
     3,704             Cintas Corp. .....................       162,565
     2,098             Coach, Inc.* .....................        47,834
     1,024             Columbia Sportswear Co.* .........        35,789
       492             GSI Commerce, Inc.* ..............         2,918
     1,028             Guess ? Inc.* ....................         5,757
     2,809             Jones Apparel Group, Inc.* .......        95,590
       562             K-Swiss, Inc. (Class A) ..........        11,004
       494             Kellwood Co. .....................        12,943
       532             Kenneth Cole Productions,
                         Inc. (Class A)* ................        14,018
     2,564             Liz Claiborne, Inc. ..............        73,971
       864             Nautica Enterprises, Inc.* .......        10,247
     5,854             Nike, Inc. (Class B) .............       288,544
       316             OshKosh B' Gosh, Inc.
                         (Class A) ......................         9,512
       657             Phillips-Van Heusen Corp. ........         7,753
       844             Polo Ralph Lauren Corp.* .........        16,931
     1,400             Reebok International Ltd.* .......        37,674
       651             Russell Corp. ....................        10,676
     1,076             Stride Rite Corp. ................         7,478
       923             Timberland Co. (Class A)* ........        35,000
     2,401             VF Corp. .........................        92,631
     1,084             Wolverine World Wide, Inc. .......        15,339
                                                            -----------
                                                              1,005,406
                                                            -----------
                       Apparel/Footwear Retail (0.5%)
     2,350             Abercrombie & Fitch Co.
                         (Class A)* .....................        53,110

   NUMBER OF
    SHARES                                                    VALUE
-----------------------------------------------------------------------
     1,799             American Eagle Outfitters,
                         Inc.* ..........................   $    29,791
     1,039             AnnTaylor Stores Corp.* ..........        25,809
       654             bebe stores, inc.* ...............        11,380
       531             Buckle (The), Inc.* ..............        12,080
     1,210             Burlington Coat Factory
                         Warehouse Corp. ................        22,385
       643             Cato Corp. (The) (Class A) .......        12,603
       534             Charlotte Russe Holdings
                         Inc.* ..........................         7,946
     2,761             Charming Shoppes, Inc.* ..........        20,100
     2,088             Chico's FAS, Inc.* ...............        32,970
       706             Children's Place Retail Stores,
                         Inc. (The)* ....................        13,386
       322             Deb Shops, Inc. ..................         9,257
       948             Dress Barn, Inc.* ................        13,272
     3,404             Foot Locker, Inc.* ...............        37,784
       532             Footstar, Inc.* ..................         9,283
    18,902             Gap, Inc. (The) ..................       229,659
       573             Genesco Inc.* ....................         8,681
     1,059             Goody's Family Clothing, Inc.*.            4,237
       796             Hot Topic, Inc.* .................        12,378
    11,315             Limited Brands, Inc. .............       203,331
     1,099             Men's Wearhouse, Inc. (The)*......        22,464
     3,266             Nordstrom, Inc. ..................        61,727
       868             Pacific Sunwear of California,
                         Inc.* ..........................        16,041
       588             Payless ShoeSource, Inc.* ........        26,389
     1,966             Ross Stores, Inc. ................        74,040
     1,065             Stein Mart, Inc.* ................         8,573
     1,431             Talbot's, Inc. (The) .............        41,986
    11,771             TJX Companies, Inc. (The) ........       208,700
       774             Too, Inc.* .......................        19,358
       446             Urban Outfitters, Inc.* ..........        10,374
       711             Wet Seal, Inc. (Class A)* ........        11,170
                                                            -----------
                                                              1,270,264
                                                            -----------
                       Auto Parts: O.E.M. (0.4%)
     1,147             American Axle &
                         Manufacturing Holdings,
                         Inc.* ..........................        29,248
     1,585             ArvinMeritor, Inc. ...............        33,539


                       See Notes to Financial Statements

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED



NUMBER OF
 SHARES                                                         VALUE
-------------------------------------------------------------------------
   626                 BorgWarner, Inc. ..................   $     33,604
   771                 Collins & Aikman Corp. ............          4,865
 3,611                 Dana Corp. ........................         58,065
12,232                 Delphi Corp. ......................        121,831
   414                 Dura Automotive Systems,
                         Inc.* ...........................          5,767
 1,531                 Eaton Corp. .......................        106,894
 1,784                 Gentex Corp.* .....................         52,075
 1,932                 Johnson Controls, Inc. ............        156,531
 1,526                 Lear Corp.* .......................         65,771
   799                 Modine Manufacturing Co. ..........         18,776
   800                 Sauer-Danfoss, Inc. ...............          8,160
   545                 Stoneridge, Inc.* .................          9,074
   616                 Superior Industries
                         International, Inc. .............         27,024
 1,118                 Tower Automotive, Inc.* ...........          8,374
 2,779                 TRW Inc. ..........................        149,927
 3,098                 Visteon Corp. .....................         34,512
                                                             ------------
                                                                  924,037
                                                             ------------
                       Automotive Aftermarket (0.1%)
   473                 Aftermarket Technology
                         Corp.* ..........................          8,003
   673                 Apogee Enterprises, Inc. ..........          7,962
   566                 Bandag, Inc. ......................         17,518
   477                 Barnes Group, Inc. ................          9,340
   640                 CLARCOR Inc. ......................         18,778
 1,725                 Cooper Tire & Rubber Co. ..........         34,517
 3,875                 Goodyear Tire & Rubber Co.
                         (The) ...........................         67,580
                                                             ------------
                                                                  163,698
                                                             ------------
                       Beverages: Alcoholic (0.5%)
19,114                 Anheuser-Busch Companies,
                         Inc. ............................        988,385
 1,490                 Brown-Forman Corp.
                         (Class B) .......................        100,992
 2,184                 Constellation Brands Inc.
                         (Class A)* ......................         62,768
   858                 Coors (Adolph) Co. (Class B).......         51,832
   273                 Mondavi (Robert) Corp. (The)
                         (Class A)* ......................          8,695
                                                             ------------
                                                                1,212,672
                                                             ------------

NUMBER OF
 SHARES                                                         VALUE
-------------------------------------------------------------------------
                       Beverages: Non-Alcoholic (1.3%)
   226                 Coca-Cola Bottling Co.
                         Consolidated ....................   $     10,780
54,163                 Coca-Cola Co. (The) ...............      2,704,900
 9,741                 Coca-Cola Enterprises Inc. ........        181,377
 6,163                 Pepsi Bottling Group, Inc.
                         (The) ...........................        152,349
 3,815                 PepsiAmericas, Inc.* ..............         54,936
                                                             ------------
                                                                3,104,342
                                                             ------------
                       Biotechnology (1.4%)
 2,103                 Abgenix, Inc.* ....................         19,390
   464                 Adolor Corp.* .....................          5,099
 1,472                 Affymetrix, Inc.* .................         26,275
 1,493                 Alkermes, Inc.* ...................          6,808
27,955                 Amgen Inc.* .......................      1,275,866
 1,689                 Amylin Pharmaceuticals, Inc.*.              18,359
   611                 Antigenics Inc.* ..................          5,872
 1,795                 Applera Corp. -- Celera
                         Genomics Group* .................         18,901
 1,498                 Bio-Technology General
                         Corp.* ..........................          6,037
 3,239                 Biogen, Inc.* .....................        116,507
 1,493                 Bruker Daltonics, Inc.* ...........          5,225
 1,951                 Celgene Corp.* ....................         33,499
   926                 Cell Genesys, Inc.* ...............         11,232
 1,210                 Cephalon, Inc.* ...................         58,080
 1,049                 Charles River Laboratories
                         International, Inc.* ............         39,967
 4,144                 Chiron Corp.* .....................        139,819
   741                 Cubist Pharmaceuticals, Inc.*......          6,684
 1,235                 CuraGen Corp.* ....................          8,040
   527                 CV Therapeutics, Inc.* ............         13,175
   918                 Diversa Corp.* ....................          8,042
   749                 Enzo Biochem, Inc.* ...............          9,909
 1,022                 Enzon, Inc.* ......................         23,097
 1,266                 Exelixis, Inc.* ...................          8,849
   691                 Gene Logic, Inc.* .................          6,088
 1,635                 Genencor International Inc.* ......         14,633
 4,811                 Genentech, Inc.* ..................        167,182
 1,378                 Genta Inc.* .......................         11,561
 4,663                 Genzyme Corp. (General
                         Division)* ......................        106,223
 4,249                 Gilead Sciences, Inc.* ............        129,467
 3,113                 Human Genome Sciences,
                         Inc.* ...........................         53,917


                       See Notes to Financial Statements

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      1,309            ICOS Corp.* .........................   $     32,017
      3,319            IDEC Pharmaceuticals Corp.*..........        147,994
        922            IDEXX Laboratories, Inc.* ...........         26,968
        668            ILEX Oncology, Inc.* ................          5,945
      1,759            ImClone Systems Inc.* ...............         12,506
      1,324            Immunomedics, Inc.* .................          8,156
      1,746            Incyte Genomics, Inc.* ..............         10,808
        652            InterMune Inc.* .....................         15,485
      1,287            Invitrogen Corp.* ...................         44,852
      1,039            Isis Pharmaceuticals, Inc.* .........          9,195
        633            Ligand Pharmaceuticals Inc.
                         (Class B)* ........................          5,672
        846            Maxygen Inc.* .......................          7,606
      1,972            Medarex, Inc.* ......................         16,131
      5,454            MedImmune, Inc.* ....................        162,202
      6,757            Millennium Pharmaceuticals,
                         Inc.* .............................         83,922
        609            Myriad Genetics, Inc.* ..............         14,075
        666            Neurocrine Biosciences,
                         Inc.* .............................         24,449
        793            NPS Pharmaceuticals, Inc.* ..........         17,264
        892            OSI Pharameceuticals Inc.* ..........         26,724
      2,090            Protein Design Labs, Inc.* ..........         28,403
      1,139            Regeneron Pharmaceuticals,
                         Inc.* .............................         19,591
        450            SangStat Medical Corp.* .............          8,739
      1,050            Scios, Inc.* ........................         32,928
      2,633            SICOR Inc.* .........................         41,996
      1,144            Tanox, Inc.* ........................         13,385
      1,104            Techne Corp.* .......................         30,526
        815            Transkaryotic Therapies,
                         Inc.* .............................         31,418
        456            Trimeris, Inc.* .....................         21,327
      1,240            Tularik Inc.* .......................          9,920
      1,931            Vertex Pharmaceuticals, Inc.*........         38,118
                                                               ------------
                                                                  3,302,125
                                                               ------------
                       Broadcasting (0.4%)
     13,361            Clear Channel
                         Communications, Inc.* .............        348,054
      1,065            Cox Radio, Inc. (Class A)* ..........         24,761
        649            Cumulus Media, Inc.
                         (Class A)* ........................          8,658
      1,281            Emmis Communications Corp.
                         (Class A)* ........................         20,317



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
     1,213             Entercom Communications
                         Corp.* ............................   $     52,523
     1,723             Entravision Communications
                         Corp. (Class A)* ..................         17,230
     2,182             Hearst-Argyle Television, Inc.*......         51,299
     2,578             Hispanic Broadcasting
                         Corp.* ............................         61,279
       544             Liberty (Corp.) (The) ...............         18,306
     1,466             Paxson Communications
                         Corp.* ............................          3,445
       584             Radio One, Inc. (Class A)* ..........          8,789
       435             Saga Communications, Inc.
                         (Class A)* ........................          8,787
       462             Salem Communications
                         Corp.* ............................         10,751
     1,017             Sinclair Broadcast Group, Inc.
                         (Class A)* ........................         11,950
       530             Spanish Broadcasting
                         System, Inc. (Class A)* ...........          3,895
     4,993             Univision Communications,
                         Inc. (Class A)* ...................        142,750
     7,675             USA Interactive, Inc.* ..............        169,226
     2,634             Westwood One, Inc.* .................         83,629
     1,789             XM Satellite Radio Holdings
                         Inc. (Class A)* ...................          6,172
       375             Young Broadcasting Corp.
                         (Class A)* ........................          4,121
                                                               ------------
                                                                  1,055,942
                                                               ------------
                       Building Products (0.2%)
     1,583             American Standard
                         Companies, Inc.* ..................        113,200
       196             American Woodmark Corp. .............          8,979
       781             Griffon Corp.* ......................         11,793
     1,315             Interface, Inc. .....................          6,575
     1,468             Lennox International Inc. ...........         24,369
    10,553             Masco Corp. .........................        255,383
       557             NCI Building Systems, Inc.* .........         10,026
       269             Nortek, Inc.* .......................         11,825
       316             Simpson Manufacturing Co.,
                         Inc.* .............................         18,755
       822             Watsco, Inc. ........................         11,672
     1,021             York International Corp. ............         32,723
                                                               ------------
                                                                    505,300
                                                               ------------


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Cable/Satellite TV (0.7%)
     3,246             Cablevision Systems New
                         York Group (Class A)* ...........   $     26,390
     7,181             Charter Communications, Inc.
                         (Class A)* ......................         25,852
    20,625             Comcast Corp.
                         (Class A Special)* ..............        431,062
    12,499             Cox Communications, Inc.
                         (Class A)* ......................        345,597
     5,278             EchoStar Communications
                         Corp. (Class A)* ................         86,084
    19,138             General Motors Corp.
                         (Class H)* ......................        189,466
     1,342             Insight Communications Co.,
                         Inc.* ...........................         12,159
    51,957             Liberty Media Corp.
                         (Class A)* ......................        408,382
     1,654             Mediacom Communications
                         Corp.* ..........................          9,097
     2,058             UnitedGlobalCom, Inc.
                         (Class A)* ......................          4,116
                                                             ------------
                                                                1,538,205
                                                             ------------
                       Casino/Gaming (0.2%)
       745             Argosy Gaming Co.* ................         18,364
       928             Aztar Corp.* ......................         12,992
     1,653             Boyd Gaming Corp.* ................         24,514
       338             Churchill Downs Inc. ..............         12,979
       537             Dover Downs Gaming &
                         Entertainment, Inc. .............          5,332
     1,362             GTECH Holdings Corp.* .............         27,172
     2,501             Harrah's Entertainment, Inc.*......        118,347
       748             Isle of Capri Casinos, Inc.* ......         14,773
     1,682             Mandalay Resort Group* ............         47,702
     3,484             MGM Mirage * ......................        121,940
     7,239             Park Place Entertainment
                         Corp.* ..........................         66,454
     1,353             Station Casinos, Inc.* ............         17,860
                                                             ------------
                                                                  488,429
                                                             ------------
                       Catalog/Specialty Distribution (0.0%)
     1,083             Insight Enterprises, Inc.* ........         12,346
     1,009             Valuevision Media Inc.
                         (Class A)* ......................         15,196
                                                             ------------
                                                                   27,542
                                                             ------------



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Chemicals: Agricultural (0.0%)
     2,731             IMC Global Inc. ...................   $     29,631
       955             Monsanto Co. ......................         14,516
       748             Scotts Company (The)
                         (Class A)* ......................         34,034
                                                             ------------
                                                                   78,181
                                                             ------------
                       Chemicals: Major Diversified (0.8%)
     1,594             Cabot Corp. .......................         39,404
    19,794             Dow Chemical Co. (The) ............        571,453
    21,659             Du Pont (E.I.) de Nemours &
                         Co. .............................        907,729
     1,880             Eastman Chemical Co. ..............         83,322
     2,881             Hercules Inc.* ....................         30,539
     4,818             Rohm & Haas Co. ...................        180,675
     2,773             Solutia, Inc. .....................         17,359
                                                             ------------
                                                                1,830,481
                                                             ------------
                       Chemicals: Specialty (0.5%)
     4,955             Air Products & Chemicals,
                         Inc. ............................        219,259
     1,772             Airgas, Inc.* .....................         26,066
     1,081             Albemarle Corp. ...................         31,954
       583             Arch Chemicals, Inc. ..............         12,156
       922             Calgon Carbon Corp. ...............          6,426
       669             Cambrex Corp. .....................         25,623
       366             ChemFirst Inc. ....................         10,570
     3,001             Crompton Corp. ....................         33,461
       944             Cytec Industries, Inc.* ...........         26,394
     3,192             Engelhard Corp. ...................         79,800
       816             FMC Corp.* ........................         20,106
       829             Georgia Gulf Corp. ................         19,233
     1,193             Great Lakes Chemical Corp. ........         29,980
     1,729             International Specialty
                         Products, Inc.* .................         17,204
     1,378             Lubrizol Corp. (The) ..............         41,946
     3,152             Lyondell Chemical Co. .............         41,606
     1,739             Millennium Chemicals Inc. .........         21,303
     1,359             NL Industries, Inc. ...............         20,521
     1,232             Olin Corp. ........................         22,854
       623             OM Group, Inc. ....................         28,533
     2,454             Polyone Corp. .....................         24,368
     3,562             Praxair, Inc. .....................        186,293
       555             Schulman (A.), Inc. ...............         10,384
     1,125             Sensient Technologies Corp.........         24,086


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      1,847            Sigma-Aldrich Corp. ................   $     88,508
      3,080            Valhi, Inc. ........................         50,173
                                                              ------------
                                                                 1,118,807
                                                              ------------
                       Coal (0.0%)
      1,366            Arch Coal, Inc. ....................         22,566
      1,871            CONSOL Energy, Inc. ................         26,194
      2,052            Massey Energy Co. ..................         15,062
      1,256            Peabody Energy Corp. ...............         28,134
                                                              ------------
                                                                    91,956
                                                              ------------
                       Commercial Printing/Forms (0.1%)
        681            Banta Corp. ........................         22,419
        767            Bowne & Co., Inc. ..................          9,204
        211            CSS Industries, Inc.* ..............          7,016
      1,577            Deluxe Corp. .......................         61,330
      2,684            Donnelley (R.R.) & Sons Co. ........         74,588
        759            Harland (John H.) Co. ..............         18,436
        323            New England Business
                         Service, Inc. ....................          7,671
        712            Standard Register Co. ..............         17,017
      1,101            Wallace Computer Services,
                         Inc. .............................         19,433
                                                              ------------
                                                                   237,114
                                                              ------------
                       Computer Communications (1.1%)
      8,369            3Com Corp.* ........................         37,744
      2,724            Adaptec, Inc.* .....................         16,072
      8,555            Avaya Inc.* ........................         12,747
      1,140            Avocent Corp.* .....................         17,134
      5,089            Brocade Communications
                         Systems, Inc.* ...................         95,419
    159,663            Cisco Systems, Inc.* ...............      2,105,955
      1,008            Echelon Corp.* .....................         13,497
      1,933            Emulex Corp.* ......................         44,768
      4,875            Enterasys Networks, Inc.* ..........          5,996
      2,962            Extreme Networks, Inc.* ............         30,805
        573            F5 Networks, Inc.* .................          7,174
      4,888            Finisar Corp.* .....................          8,163
      3,076            Foundry Networks, Inc.* ............         23,227
      2,209            Inrange Technologies Corp.
                         (Class B)* .......................          6,561
      1,444            Ixia* ..............................          7,855
      7,852            Juniper Networks, Inc.* ............         62,816
      2,933            McDATA Corp. (Class A)* ............         31,442




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      4,043            Redback Networks, Inc.* ............   $      5,175
      2,775            Riverstone Networks Inc.* ..........          4,079
                                                              ------------
                                                                 2,536,629
                                                              ------------
                       Computer Peripherals (0.4%)
      1,408            Advanced Digital Information
                       Corp.* .............................          7,322
      1,468            Electronics for Imaging, Inc.*......         22,798
     48,486            EMC Corp.* .........................        363,645
        920            Imation Corp* ......................         28,005
      1,029            InFocus Corp.* .....................         11,813
      1,298            Intergraph Corp.* ..................         20,638
      1,477            Iomega Corp.* ......................         17,178
      2,829            Lexmark International, Inc.* .......        138,282
      6,093            Maxtor Corp.* ......................         22,849
      7,946            Network Appliance, Inc.* ...........         67,223
      1,204            Pinnacle Systems, Inc.* ............         11,173
      2,027            QLogic Corp.* ......................         82,600
      4,066            Quantum Corp. - DLT &
                         Storage Systems* .................          8,457
      2,500            Storage Technology Corp.* ..........         35,500
      4,635            Western Digital Corp.* .............         20,579
        750            Zebra Technologies Corp.
                         (Class A)* .......................         37,852
                                                              ------------
                                                                   895,914
                                                              ------------
                       Computer Processing
                         Hardware (2.3%)
      7,757            Apple Computer, Inc.* ..............        118,372
      1,393            Concurrent Computer Corp.*..........          3,900
     56,606            Dell Computer Corp.* ...............      1,411,188
      7,884            Gateway, Inc.* .....................         26,806
     65,840            Hewlett-Packard Co. ................        931,636
      2,430            Interland, Inc.* ...................          7,387
     37,332            International Business
                         Machines Corp. ...................      2,628,173
      2,355            NCR Corp.* .........................         61,960
     14,644            Palm, Inc.* ........................         15,962
      4,637            Silicon Graphics, Inc.* ............          6,724
     70,793            Sun Microsystems, Inc.* ............        277,509
                                                              ------------
                                                                 5,489,617
                                                              ------------
                       Construction Materials (0.1%)
        479            Centex Construction
                         Products, Inc. ...................         17,776
        462            Elcor Corp. ........................          9,586


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      759              Florida Rock Industries, Inc. ......   $     25,806
    1,652              Lafarge North America, Inc. ........         54,780
    1,276              Martin Marietta Materials, Inc.              48,909
      544              Texas Industries, Inc. .............         15,009
      392              Trex Co., Inc.* ....................         10,525
    2,212              Vulcan Materials Co. ...............         89,453
                                                              ------------
                                                                   271,844
                                                              ------------
                       Consumer Sundries (0.0%)
    1,515              American Greetings Corp.
                         (Class A) ........................         24,346
    1,119              Blyth Industries, Inc. .............         33,391
    1,634              Oakley, Inc.* ......................         22,467
      606              Sola International, Inc.* ..........          5,060
    1,429              Yankee Candle Co., Inc. (The)*......         31,338
                                                              ------------
                                                                   116,602
                                                              ------------
                       Containers/Packaging (0.3%)
      920              Aptargroup, Inc. ...................         27,526
    1,303              Ball Corp. .........................         56,055
    1,289              Bemis Company, Inc. ................         61,949
      540              Caraustar Industries, Inc. .........          5,859
      479              Chesapeake Corp. ...................         10,059
    2,986              Crown Cork & Seal Co., Inc.*........         10,302
      901              Graphic Packaging
                         International Corp.* .............          7,298
      585              Greif Bros. Corp. (Class A) ........         14,643
      642              Myers Industries, Inc. .............         10,580
    3,938              Owens-Illinois, Inc.* ..............         49,225
    2,845              Packaging Corp. of America*.........         54,055
       98              Packaging Dynamics Corp.* ..........            681
    3,874              Pactiv Corp.* ......................         70,391
      591              Rock-Tenn Co. (Class A) ............          7,062
    2,042              Sealed Air Corp.* ..................         29,629
      406              Silgan Holdings, Inc.* .............         12,513
    6,413              Smurfit-Stone Container
                         Corp.* ...........................         92,924
    2,323              Sonoco Products Co. ................         56,449
    1,202              Temple-Inland, Inc. ................         64,547
                                                              ------------
                                                                   641,747
                                                              ------------
                       Contract Drilling (0.4%)
      345              Atwood Oceanics, Inc.* .............         11,316
    3,127              Diamond Offshore Drilling,
                       Inc. ...............................         73,172
    3,200              ENSCO International Inc. ...........         82,720



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    5,119              GlobalSantaFe Corp. ................   $    115,382
    4,679              Grey Wolf, Inc.* ...................         14,037
    1,185              Helmerich & Payne, Inc. ............         39,306
    3,143              Nabors Industries, Ltd.
                         (Bermuda)* .......................         95,924
    2,932              Noble Corp. (Cayman
                         Islands)* ........................         94,997
    2,404              Parker Drilling Co.* ...............          6,779
    1,815              Patterson-UTI Energy, Inc.* ........         43,397
    3,156              Pride International, Inc.* .........         42,448
    2,228              Rowan Companies, Inc.* .............         43,602
    6,961              Transocean Inc. ....................        177,505
                                                              ------------
                                                                   840,585
                                                              ------------
                       Data Processing Services (1.0%)
    2,875              Affiliated Computer Services,
                         Inc. (Class A)* ..................        135,067
   13,524              Automatic Data Processing,
                         Inc. .............................        504,310
    2,013              BISYS Group, Inc. (The)* ...........         46,500
    3,560              Ceridian Corp.* ....................         61,624
    1,839              CheckFree Corp.* ...................         18,316
   11,133              Concord EFS, Inc.* .................        217,093
    4,171              Convergys Corp.* ...................         63,066
    1,291              CSG Systems International,
                         Inc.* ............................         14,937
    2,611              DST Systems, Inc.* .................         87,991
    1,191              eFunds Corp.* ......................         11,958
   16,675              First Data Corp. ...................        582,791
    4,170              Fiserv, Inc.* ......................        143,490
      946              Global Payments Inc. ...............         24,596
    1,232              National Processing, Inc.* .........         25,071
      881              NDC Health Corp. ...................         19,021
    8,180              Paychex, Inc. ......................        215,216
      465              Pegasus Solutions, Inc.* ...........          7,412
    4,754              Total System Services, Inc. ........         82,815
                                                              ------------
                                                                 2,261,274
                                                              ------------
                       Department Stores (0.6%)
    1,990              Dillard's, Inc. (Class A) ..........         46,765
    4,386              Federated Department
                         Stores, Inc.* ....................        164,957
    7,330              Kohl's Corp.* ......................        483,780
    6,242              May Department Stores Co. ..........        191,754
    1,134              Neiman Marcus Group, Inc.
                         (The) (Class A)* .................         32,092


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      5,830            Penney (J.C.) Co., Inc. ..........   $    102,608
      3,374            Saks, Inc.* ......................         35,899
      6,876            Sears, Roebuck & Co. .............        324,341
                                                            ------------
                                                               1,382,196
                                                            ------------
                       Discount Stores (2.7%)
      1,749            99 Cents Only Stores* ............         42,641
      2,718            Big Lots, Inc. ...................         45,119
      1,777            BJ's Wholesale Club, Inc.* .......         62,462
      9,902            Costco Wholesale Corp.* ..........        345,283
      7,259            Dollar General Corp. .............        124,564
      2,738            Dollar Tree Stores, Inc.* ........         85,416
      3,775            Family Dollar Stores, Inc. .......        114,345
        591            Fred's, Inc. .....................         17,405
        725            ShopKo Stores, Inc.* .............         11,977
     19,774            Target Corp. .....................        659,463
     97,000            Wal-Mart Stores, Inc. ............      4,770,460
                                                            ------------
                                                               6,279,135
                                                            ------------
                       Drugstore Chains (0.5%)
      8,547            CVS Corp. ........................        244,444
        485            Duane Reade, Inc.* ...............          7,178
        991            Longs Drug Stores Corp. ..........         24,220
     12,473            Rite Aid Corp.* ..................         26,942
     22,318            Walgreen Co. .....................        788,495
                                                            ------------
                                                               1,091,279
                                                            ------------
                       Electric Utilities (2.4%)
     12,988            AES Corp.* .......................         26,625
      3,044            Allegheny Energy, Inc. ...........         64,076
      2,006            ALLETE ...........................         47,161
      1,930            Alliant Energy Corp. .............         36,921
      3,148            Ameren Corp. .....................        137,568
      7,390            American Electric Power Co.,
                         Inc. ...........................        243,205
      3,339            Aquila, Inc. .....................         23,974
      1,235            Avista Corp. .....................         15,129
        679            Black Hills Corp. ................         17,294
      3,643            Cinergy Corp. ....................        123,498
      1,206            Cleco Corp. ......................         18,042
      3,222            CMS Energy Corp. .................         26,163
        458            CN Energy Group, Inc. ............         22,676
      2,165            Conectiv, Inc. ...................         54,623
      4,637            Consolidated Edison, Inc. ........        198,695
      3,577            Constellation Energy Group,
                         Inc. ...........................         99,691



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      6,032            Dominion Resources, Inc. .........   $    358,542
      3,090            DPL, Inc. ........................         57,474
      1,499            DQE, Inc. ........................         20,386
      3,634            DTE Energy Co. ...................        148,849
     18,096            Duke Energy Corp. ................        461,267
      7,105            Edison International* ............         93,075
      1,491            El Paso Electric Co.* ............         19,607
        367            Empire District Electric Co.
                         (The) ..........................          6,745
      3,004            Energy East Corp. ................         62,573
      4,891            Entergy Corp. ....................        198,232
      7,022            Exelon Corp. .....................        344,429
      6,491            FirstEnergy Corp. ................        199,598
      3,838            FPL Group, Inc. ..................        217,423
      1,663            Great Plains Energy, Inc. ........         33,509
        844            Hawaiian Electric Industries,
                         Inc. ...........................         36,140
      1,011            IDACORP, Inc. ....................         25,801
        432            Madison Gas & Electric Co. .......         12,031
      9,685            Mirant Corp.* ....................         34,866
      3,492            Northeast Utilities ..............         58,142
      1,295            NSTAR ............................         55,426
      2,092            OGE Energy Corp. .................         41,819
        651            Otter Tail Corp. .................         18,300
      8,492            PG&E Corp.* ......................        118,039
      2,068            Pinnacle West Capital Corp. ......         70,312
      1,079            PNM Resources, Inc.* .............         21,526
      2,658            Potomac Electric Power Co. .......         52,974
      3,209            PPL Corp. ........................        106,057
      4,825            Progress Energy, Inc. ............        225,569
      4,497            Public Service Enterprise
                         Group, Inc. ....................        155,371
      2,103            Puget Energy Inc. ................         44,121
      6,620            Reliant Energy, Inc. .............         66,597
      1,360            Reliant Resources, Inc.* .........          6,283
      2,556            SCANA Corp. ......................         75,785
      2,107            Sierra Pacific Resources .........         13,190
     15,363            Southern Co. (The) ...............        442,147
      3,312            TECO Energy, Inc. ................         76,507
      5,807            TXU Corp. ........................        250,456
        356            UIL Holdings Corp. ...............         15,504
        871            UniSource Energy Corp. ...........         13,953
      1,845            Westar Energy, Inc. ..............         21,623
      2,875            Wisconsin Energy Corp. ...........         72,824


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      712              WPS Resources Corp.* ..............   $     25,917
    8,596              Xcel Energy, Inc. .................         59,828
                                                             ------------
                                                                5,594,158
                                                             ------------
                       Electrical Products (0.4%)
    1,067              Acuity Brands, Inc. ...............         14,031
    4,761              American Power Conversion
                         Corp.* ..........................         52,133
      550              AstroPower, Inc.* .................          8,107
      857              Baldor Electric Co. ...............         18,743
      666              Belden Inc. .......................         10,889
      716              C&D Technologies, Inc. ............         11,005
    1,110              Cable Design Technologies
                         Corp.* ..........................          7,159
    2,285              Cooper Industries Ltd.
                         (Class A) (Bermuda) .............         71,155
    9,181              Emerson Electric Co. ..............        467,772
    2,172              Energizer Holdings, Inc.* .........         58,318
      585              Energy Conversion Devices,
                         Inc.* ...........................          7,342
      268              Franklin Electric Co., Inc. .......         13,419
      344              Genlyte Group Inc. (The)* .........         13,175
    1,393              Hubbell, Inc. (Class B) ...........         42,612
      513              Littelfuse, Inc.* .................         10,824
    4,220              Molex Inc. ........................        123,140
    2,008              Power-One, Inc.* ..................          9,156
      728              Rayovac Corp.* ....................         10,265
    1,382              Thomas & Betts Corp.* .............         20,343
      361              Thomas Industries, Inc. ...........          9,603
      489              Wilson Greatbatch
                         Technologies, Inc.* .............         11,418
                                                             ------------
                                                                  990,609
                                                             ------------
                       Electronic Components (0.2%)
    1,005              Amphenol Corp. (Class A)* .........         37,838
    4,270              AVX Corp. .........................         56,022
      521              Benchmark Electronics, Inc.*.......         13,681
    1,949              Cree, Inc.* .......................         29,469
      748              CTS Corp. .........................          5,760
      646              Hutchinson Technology Inc.*........         11,060
    4,669              Jabil Circuit, Inc.* ..............         83,062
    2,040              Kemet Corp.* ......................         26,377
    1,646              Kopin Corp.* ......................         10,765
    1,871              MEMC Electronic Materials,
                         Inc.* ...........................          6,736



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      943              Methode Electronics, Inc.
                         (Class A) .......................   $      9,193
      429              Park Electrochemical Corp. ........          8,580
    1,087              Plexus Corp.* .....................         15,109
    2,613              Rambus Inc.* ......................         13,483
    1,837              SanDisk Corp.* ....................         26,453
   12,684              Sanmina-SCI Corp.* ................         51,624
   17,946              Solectron Corp.* ..................         71,784
      894              Technitrol, Inc. ..................         16,762
    1,140              Vicor Corp.* ......................          7,353
    3,889              Vishay Intertechnology, Inc.*......         66,307
                                                             ------------
                                                                  567,418
                                                             ------------
                       Electronic Distributors (0.1%)
      947              Anixter International, Inc.* ......         20,455
    2,409              Arrow Electronics, Inc.* ..........         41,122
    2,865              Avnet, Inc. .......................         47,845
      513              Black Box Corp.* ..................         17,345
    1,875              CDW Computer Centers,
                         Inc.* ...........................         89,625
    3,521              Ingram Micro Inc. (Class A)* ......         38,731
      668              Pioneer-Standard Electronics,
                         Inc. ............................          5,878
      147              ScanSource, Inc.* .................          8,599
    1,315              Tech Data Corp.* ..................         44,118
                                                             ------------
                                                                  313,718
                                                             ------------
                       Electronic Equipment/
                         Instruments (0.4%)
   10,124              Agilent Technologies, Inc.* .......        191,141
      752              Checkpoint Systems, Inc.* .........          8,212
      715              Coherent, Inc.* ...................         16,466
    1,747              Diebold, Inc. .....................         59,520
   10,055              Gemstar-TV Guide
                         International, Inc.* ............         37,907
    1,106              Hypercom Corp.* ...................          4,944
    1,098              Identix Inc.* .....................          5,522
   29,693              JDS Uniphase Corp.* ...............         74,826
      451              Kronos, Inc.* .....................         14,414
      950              Newport Corp.* ....................         15,295
    1,059              Paxar Corp.* ......................         17,103
    2,980              PerkinElmer, Inc.* ................         22,708
      799              Radiant Systems, Inc.* ............          6,232
    4,463              Rockwell Automation Inc. ..........         82,565
    3,718              Scientific-Atlanta, Inc. ..........         47,033
    5,530              Symbol Technologies, Inc. .........         50,544


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued





    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      2,187            Tektronix, Inc.* ...................   $     40,766
      4,425            Thermo Electron Corp.* .............         75,136
      1,395            Unova, Inc.* .......................          6,752
      3,184            Waters Corp.* ......................         72,309
     15,701            Xerox Corp.* .......................        109,122
                                                              ------------
                                                                   958,517
                                                              ------------
                       Electronic Production
                         Equipment (0.6%)
        860            Advanced Energy Industries,
                         Inc.* ............................         12,702
      3,939            Amkor Technology, Inc.* ............         15,520
     35,721            Applied Materials, Inc.* ...........        531,171
        916            Asyst Technologies, Inc.* ..........         10,946
        791            ATMI, Inc.* ........................         14,293
      2,540            Axcelis Technologies, Inc.* ........         20,320
        804            Brooks-PRI Automation, Inc. ........         15,292
      1,864            Chippac Inc.* ......................          7,400
      1,155            Cognex Corp.* ......................         17,752
        500            Cohu, Inc. .........................          7,665
      1,433            Credence Systems Corp.* ............         19,632
        780            Cymer, Inc.* .......................         21,832
        462            DuPont Photomasks, Inc.* ...........         11,702
        717            Electro Scientific Industries,
                         Inc.* ............................         12,877
      1,795            Entegris Inc.* .....................         17,950
        820            FEI Co.* ...........................         14,990
        564            Helix Technology Corp. .............          7,168
      4,124            KLA-Tencor Corp.* ..................        162,444
      1,280            Kulicke & Soffa Industries,
                         Inc.* ............................          8,422
      3,018            Lam Research Corp.* ................         37,121
      1,220            LTX Corp.* .........................         11,980
      1,731            Mentor Graphics Corp.* .............         12,498
        982            MKS Instruments, Inc.* .............         16,694
        778            Mykrolis Corp.* ....................          6,076
      3,166            Novellus Systems, Inc.* ............         85,450
        402            Photon Dynamics, Inc.* .............         10,484
        806            Photronics, Inc.* ..................          9,801
        420            Rudolph Technologies, Inc.* ........          6,376
        675            Semitool Inc* ......................          5,029
      1,887            Synopsys, Inc.* ....................         80,707
      4,255            Teradyne, Inc.* ....................         63,825
        727            Ultratech Stepper, Inc.* ...........         10,607




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
       852             Varian Semiconductor
                       Equipment Associates,
                         Inc.* ............................   $     22,391
       670             Veeco Instruments, Inc.* ...........          9,112
                                                              ------------
                                                                 1,318,229
                                                              ------------
                       Electronics/Appliance Stores (0.2%)
     6,991             Best Buy Co., Inc.* ................        230,004
       812             Blockbuster, Inc. (Class A) ........         18,757
     5,078             Circuit City Stores - Circuit
                         City Group .......................         86,580
       585             Electronics Boutique Holdings
                         Corp.* ...........................         15,239
       987             Hollywood Entertainment
                         Corp.* ...........................         15,910
     3,791             RadioShack Corp. ...................         97,050
       518             Tweeter Home Entertainment
                         Group, Inc.* .....................          3,186
                                                              ------------
                                                                   466,726
                                                              ------------
                       Electronics/Appliances (0.1%)
       768             Harman International
                         Industries, Inc. .................         33,101
       725             Helen of Troy Ltd.* ................          9,244
     1,824             Maytag Corp. .......................         60,429
     1,626             Whirlpool Corp. ....................         93,284
                                                              ------------
                                                                   196,058
                                                              ------------
                       Engineering & Construction (0.1%)
     1,142             Dycom Industries, Inc.* ............         11,020
       352             EMCOR Group, Inc.* .................         18,832
     1,935             Fluor Corp. ........................         62,113
     1,075             Granite Construction Inc. ..........         19,425
       700             Insituform Technologies, Inc.
                         (Class A)* .......................         11,767
     1,279             Jacobs Engineering Group,
                         Inc.* ............................         44,369
     1,291             MasTec, Inc.* ......................          5,848
     1,531             Quanta Services, Inc.* .............          2,924
     1,070             Shaw Group Inc. (The)* .............         24,963
       441             URS Corp.* .........................          9,812
                                                              ------------
                                                                   211,073
                                                              ------------
                       Environmental Services (0.2%)
     4,815             Allied Waste Industries, Inc.*......         31,779
       208             Landauer, Inc. .....................          6,947


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      1,827            Newpark Resources, Inc.* ...........   $      8,952
      4,165            Republic Services, Inc.* ...........         73,304
      1,315            Tetra Tech, Inc.* ..................         11,454
        692            Waste Connections, Inc.* ...........         22,345
     13,478            Waste Management, Inc. .............        319,024
                                                              ------------
                                                                   473,805
                                                              ------------
                       Finance/Rental/Leasing (2.0%)
        574            Aaron Rents, Inc (Class A) .........         12,915
        553            Advanta Corp. (Class A) ............          4,944
      2,263            Allied Capital Corp. ...............         47,070
        372            AMERCO* ............................          3,869
        751            American Capital Strategies,
                         Ltd. .............................         19,068
      2,020            AmeriCredit Corp.* .................         39,491
      4,795            Capital One Financial Corp. ........        152,001
        737            Charter Municipal Mortgage
                         Acceptance Co. ...................         12,566
      2,695            Countrywide Credit Industries,
                         Inc. .............................        136,933
      1,000            Credit Acceptance Corp.* ...........          9,230
        634            Dollar Thrifty Automotive
                         Group, Inc.* .....................         12,300
      1,156            Doral Financial Corp. ..............         44,321
        752            Electro Rent Corp.* ................          7,603
     21,746            Fannie Mae .........................      1,628,558
        485            Financial Federal Corp.* ...........         14,070
     15,156            Freddie Mac ........................        938,914
      1,249            Fremont General Corp. ..............          5,271
      1,157            GATX Corp. .........................         29,284
      9,955            Household International, Inc. ......        424,780
      1,431            IndyMac Bancorp, Inc.* .............         31,554
     27,863            MBNA Corp. .........................        540,264
        296            McGrath Rent Corp. .................          5,831
        699            NCO Group, Inc.* ...................         10,205
        541            New Century Financial Corp. ........         14,894
      1,442            Ryder System, Inc. .................         37,737
      3,387            SLM Corp. ..........................        308,217
        475            Student Loan Corp. (The) ...........         40,850
      1,742            United Rentals, Inc.* ..............         25,259
        197            White Mountains Insurance
                         Group, Inc. ......................         66,980
                                                              ------------
                                                                 4,624,979
                                                              ------------



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Financial Conglomerates (3.0%)
    29,002             American Express Co. ...............   $  1,022,611
   112,244             Citigroup, Inc. ....................      3,764,664
     8,246             Conseco, Inc.* .....................          5,772
     6,422             Hancock (John) Financial
                         Services, Inc. ...................        212,568
     1,524             Investors Financial Services
                         Corp. ............................         46,893
    43,418             J.P. Morgan Chase & Co. ............      1,083,713
     1,315             Leucadia National Corp. ............         44,355
     7,820             Principal Financial Group,
                         Inc.* ............................        224,512
    12,791             Prudential Financial, Inc.* ........        421,975
     7,093             State Street Corp. .................        301,452
       174             Wesco Financial Corp. ..............         54,271
                                                              ------------
                                                                 7,182,786
                                                              ------------
                       Financial Publishing/Services (0.3%)
       822             Advent Software, Inc.* .............         15,791
       567             BARRA, Inc.* .......................         19,097
     3,495             Equifax, Inc. ......................         74,094
       888             FactSet Research Systems
                         Inc. .............................         23,150
     2,131             Interactive Data Corp.* ............         27,895
     4,231             McGraw-Hill Companies, Inc.
                         (The) ............................        264,649
     3,365             Moody's Corp. ......................        166,904
     6,151             SunGard Data Systems Inc.*..........        144,241
       269             Value Line, Inc. ...................         11,330
                                                              ------------
                                                                   747,151
                                                              ------------
                       Food Distributors (0.2%)
     1,146             Fleming Companies, Inc. ............         15,757
       957             Performance Food Group Co.*                  31,600
     3,232             Supervalu, Inc. ....................         67,355
    14,466             SYSCO Corp. ........................        376,839
       444             United Natural Foods, Inc.* ........          8,178
                                                              ------------
                                                                   499,729
                                                              ------------
                       Food Retail (0.5%)
     2,815             7-Eleven, Inc.* ....................         21,873
     8,869             Albertson's, Inc. ..................        249,928
     1,350             Casey's General Stores, Inc. .......         15,457
       968             Great Atlantic & Pacific Tea
                         Co., Inc.* .......................         11,897
    17,317             Kroger Co.* ........................        337,335


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
       787             Pathmark Stores Inc.* ..............   $    12,938
     1,210             Ruddick Corp. ......................        19,662
    10,540             Safeway Inc.* ......................       293,223
       703             Weis Markets, Inc. .................        25,554
     1,325             Whole Foods Market, Inc.* ..........        58,128
       587             Wild Oats Markets, Inc.* ...........         6,562
     3,429             Winn-Dixie Stores, Inc. ............        54,007
                                                              -----------
                                                                1,106,564
                                                              -----------
                       Food: Major Diversified (1.4%)
     8,945             Campbell Soup Co. ..................       208,418
     1,126             Del Monte Foods Co.* ...............        11,237
     1,328             Dole Food Co., Inc. ................        39,760
     7,989             General Mills, Inc. ................       331,144
     7,640             Heinz (H.J.) Co. ...................       293,758
     8,922             Kellogg Co. ........................       307,274
     6,106             Kraft Foods Inc. (Class A) .........       225,922
    38,557             PepsiCo, Inc. ......................     1,655,638
    17,108             Sara Lee Corp. .....................       320,604
                                                              -----------
                                                                3,393,755
                                                              -----------
                       Food: Meat/Fish/Dairy (0.3%)
    11,715             ConAgra Foods Inc. .................       294,164
     2,068             Dean Foods Co.* ....................        68,947
       768             Dreyer's Grand Ice Cream,
                         Inc. .............................        51,425
     3,382             Hormel Foods Corp. .................        79,917
       656             Pilgrim's Pride Corp.
                         (Class B) ........................         6,626
        40             Seaboard Corp. .....................        11,640
     2,592             Smithfield Foods, Inc.* ............        47,667
     7,708             Tyson Foods, Inc. (Class A) ........        97,506
                                                              -----------
                                                                  657,892
                                                              -----------
                       Food: Specialty/Candy (0.4%)
       458             American Italian Pasta Co.
                         (Class A)* .......................        18,934
        49             Farmer Brothers Co. ................        16,415
       805             Flowers Foods Inc.* ................        15,979
     1,406             Fresh Del Monte Produce,
                         Inc.* ............................        34,475
       878             Hain Celestial Group, Inc.* ........        13,073
     2,977             Hershey Foods Corp. ................       233,575
       485             International Multifoods
                         Corp.* ...........................        11,252
     1,317             Interstate Bakeries Corp. ..........        34,295



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
       206               J & J Snack Foods* .................   $     8,230
       874               Lancaster Colony Corp. .............        32,661
       783               Lance, Inc. ........................         9,787
     3,360               McCormick & Co., Inc.
                           (Non-Voting) .....................        76,440
     1,733               NBTY, Inc.* ........................        26,532
       546               Ralcorp Holdings, Inc.* ............        13,541
       335               Riviana Foods, Inc. ................         8,140
     1,236               Tootsie Roll Industries, Inc. ......        45,732
     4,914               Wrigley (Wm.) Jr. Co. ..............       251,351
                                                                -----------
                                                                    850,412
                                                                -----------
                         Forest Products (0.1%)
     2,686               Louisiana-Pacific Corp. ............        21,273
       693               Rayonier Inc. ......................        34,373
       629               Universal Forest Products,
                           Inc. .............................        11,951
     4,764               Weyerhaeuser Co. ...................       279,885
                                                                -----------
                                                                    347,482
                                                                -----------
                         Gas Distributors (0.4%)
     1,493               AGL Resources, Inc. ................        33,921
     1,058               Atmos Energy Corp. .................        22,482
     8,484               Dynegy, Inc. (Class A) .............        20,362
       823               Energen Corp. ......................        20,328
     1,685               Equitable Resources, Inc. ..........        57,610
     3,069               KeySpan Corp. ......................       107,108
     2,664               Kinder Morgan, Inc. ................       110,849
       437               Laclede Group, Inc (The) ...........         9,972
     1,759               MDU Resources Group, Inc. ..........        39,683
     2,144               National Fuel Gas Co. ..............        41,444
       723               New Jersey Resources Corp...........        21,835
     1,248               Nicor Inc. .........................        33,696
     4,526               NiSource Inc. ......................        89,615
       687               Northwest Natural Gas Co. ..........        19,305
       619               Northwestern Corp. .................         7,156
       377               NUI Corp. ..........................         7,227
     1,508               ONEOK, Inc. ........................        27,898
       948               Peoples Energy Corp. ...............        33,284
       820               Piedmont Natural Gas Co.,
                           Inc. .............................        27,716
     1,936               Questar Corp. ......................        43,754
     5,027               Sempra Energy ......................       106,572
       355               South Jersey Industries, Inc. ......        11,253
     1,465               Southern Union Co.* ................        20,510
       857               Southwest Gas Corp. ................        18,725



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      1,122            Southwestern Energy Co.* ...........   $     12,118
        757            UGI Corp. ..........................         23,467
      1,794            Vectren Corp. ......................         42,518
      1,249            WGL Holdings Inc. ..................         30,488
                                                              ------------
                                                                 1,040,896
                                                              ------------
                       Home Building (0.2%)
        207            Beazer Homes USA Inc.* .............         12,909
      1,455            Centex Corp. .......................         69,767
      3,271            Clayton Homes, Inc. ................         44,813
      3,456            D.R. Horton, Inc. ..................         76,723
        779            Fleetwood Enterprises, Inc. ........          3,233
      1,158            KB HOME ............................         53,511
      1,549            Lennar Corp. .......................         78,612
        634            M.D.C. Holdings, Inc. ..............         26,374
        180            NVR, Inc.* .........................         51,930
        637            Palm Harbor Homes, Inc.* ...........         10,600
      1,434            Pulte Homes, Inc. ..................         68,717
        630            Ryland Group, Inc. (The) ...........         25,767
        199            Skyline Corp. ......................          6,458
        698            Standard Pacific Corp. .............         18,322
      1,668            Toll Brothers, Inc.* ...............         38,114
                                                              ------------
                                                                   585,850
                                                              ------------
                       Home Furnishings (0.2%)
        920            Ethan Allen Interiors, Inc. ........         28,722
      1,355            Furniture Brands International,
                         Inc.* ............................         34,417
      1,551            La-Z-Boy, Inc. .....................         34,742
      4,275            Leggett & Platt, Inc. ..............         96,145
        318            Libbey, Inc. .......................          9,445
      1,556            Mohawk Industries, Inc.* ...........         73,910
      5,821            Newell Rubbermaid, Inc. ............        175,096
        394            Oneida Ltd. ........................          6,363
      1,511            Tupperware Corp. ...................         26,216
                                                              ------------
                                                                   485,056
                                                              ------------
                       Home Improvement Chains (1.0%)
      1,852            Fastenal Co. .......................         70,506
     51,354            Home Depot, Inc. (The) .............      1,585,812
     16,939            Lowe's Companies, Inc. .............        641,141
                                                              ------------
                                                                 2,297,459
                                                              ------------
                       Hospital/Nursing Management (0.5%)
      2,765            Beverly Enterprises, Inc.* .........          8,765
     11,210            HCA Inc. ...........................        526,870




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
     5,262             Health Management
                         Associates, Inc. (Class A)*.......   $    106,450
     1,325             Orthodontic Centers of
                         America, Inc.* ...................         18,616
       566             Sunrise Assisted Living, Inc.*......         14,303
    10,659             Tenet Healthcare Corp.* ............        507,901
     1,724             Triad Hospitals, Inc.* .............         68,926
     2,469             US Oncology, Inc.* .................         18,073
                                                              ------------
                                                                 1,269,904
                                                              ------------
                       Hotels/Resorts/Cruiselines (0.3%)
       390             Boca Resorts, Inc. (Class A)*.......          4,746
    12,790             Carnival Corp. .....................        338,935
     1,011             Choice Hotels International,
                         Inc.* ............................         20,746
     2,560             Extended Stay America, Inc.*........         35,840
     8,080             Hilton Hotels Corp. ................         98,738
       779             Marcus Corp. (The) .................         11,529
     5,296             Marriott International, Inc.
                         (Class A) ........................        177,416
     1,157             Prime Hospitality Corp.* ...........         11,396
     4,348             Starwood Hotels & Resorts
                         Worldwide, Inc. ..................        111,744
       751             Vail Resorts, Inc.* ................         12,880
                                                              ------------
                                                                   823,970
                                                              ------------
                       Household/Personal Care (2.3%)
     1,382             Alberto-Culver Co. (Class B) .......         65,659
     5,156             Avon Products, Inc. ................        238,517
       980             Church & Dwight Co., Inc. ..........         27,469
     5,023             Clorox Co. (The) ...................        193,385
    11,931             Colgate-Palmolive Co. ..............        612,657
     2,255             Dial Corp. (The) ...................         45,145
     2,814             Estee Lauder Companies, Inc.
                         (The) (Class A) ..................         85,320
    23,046             Gillette Co. (The) .................        757,752
     2,339             International Flavors &
                         Fragrances, Inc. .................         71,550
    11,315             Kimberly-Clark Corp. ...............        690,781
       865             Nu Skin Enterprises, Inc.
                         (Class A) ........................          7,889
     1,595             Playtex Products, Inc.* ............         17,864
    28,341             Procter & Gamble Co. (The) .........      2,522,066
                                                              ------------
                                                                 5,336,054
                                                              ------------


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Industrial Conglomerates (4.2%)
    8,491              3M Co. .............................   $  1,068,423
  216,717              General Electric Co.** .............      6,978,287
   17,830              Honeywell International, Inc. ......        576,979
    3,685              Ingersoll Rand Co. (Class A)
                         (Bermuda) ........................        141,467
    1,979              ITT Industries, Inc. ...............        126,419
      900              SPX Corp.* .........................         94,050
    3,051              Textron, Inc. ......................        120,209
   10,312              United Technologies Corp. ..........        716,684
                                                              ------------
                                                                 9,822,518
                                                              ------------
                       Industrial Machinery (0.4%)
      204              Actuant Corp. (Class A) ............          7,599
      235              CIRCOR International, Inc. .........          3,960
    1,244              Flowserve Corp.* ...................         21,459
    1,108              Graco Inc. .........................         27,700
      777              IDEX Corp. .........................         24,204
    6,676              Illinois Tool Works Inc. ...........        440,549
      794              Kennametal, Inc. ...................         25,757
    1,077              Lincoln Electric Holdings, Inc.              24,889
    1,600              McDermott International,
                         Inc.* ............................          7,504
      871              Milacron Inc. ......................          6,611
      862              Nordson Corp. ......................         20,774
    2,567              Parker-Hannifin Corp. ..............        103,347
      456              Regal-Beloit Corp. .................          8,504
      301              Robbins & Myers, Inc. ..............          6,237
      794              Roper Industries, Inc. .............         23,621
      503              Tecumseh Products Co.
                         (Class A) ........................         26,272
      261              Tennant Co. ........................          9,814
    1,025              Wabtec Corp. .......................         12,823
    1,184              Walter Industries, Inc. ............         14,800
      684              Watts Industries, Inc. .............         12,107
      296              Woodward Governor Co. ..............         15,143
                                                              ------------
                                                                   843,674
                                                              ------------
                       Industrial Specialties (0.4%)
      619              Brady (W.H.) Co. (Class A) .........         17,022
      939              Buckeye Technologies Inc.* .........          7,634
      644              Cabot Microelectronics
                         Corp.* ...........................         27,267
      469              CUNO, Inc.* ........................         15,318
    1,049              Donaldson Co., Inc. ................         35,162
    2,812              Ecolab, Inc. .......................        129,211




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      925              Ferro Corp. ........................   $     26,732
      700              Fuller (H.B.) Co. ..................         18,942
    1,188              GrafTech International Ltd. ........          9,445
      452              Ionics, Inc.* ......................         10,057
      811              MacDermid, Inc. ....................         16,220
    1,150              Millipore Corp.* ...................         38,065
      321              Mine Safety Appliances Co. .........         11,877
      534              Minerals Technologies, Inc. ........         19,945
    1,022              Omnova Solutions, Inc. .............          5,825
    3,681              PPG Industries, Inc. ...............        211,289
      412              Rogers Corp.* ......................         10,630
    2,725              RPM, Inc. ..........................         39,022
    3,328              Sherwin-Williams Co. ...............         95,613
      651              Spartech Corp. .....................         14,869
      799              Symyx Technologies, Inc.* ..........          7,191
    1,271              Valspar Corp. (The) ................         51,653
      399              WD-40 Co. ..........................          9,883
                                                              ------------
                                                                   828,872
                                                              ------------
                       Information Technology
                         Services (0.5%)
    1,117              American Management
                         Systems, Inc.* ...................         15,135
      659              CACI International Inc.
                         (Class A)* .......................         22,591
    1,492              CIBER, Inc.* .......................          8,579
    4,508              Citrix Systems, Inc.* ..............         24,839
      164              Cognizant Technology
                         Solutions Corp.* .................          9,598
    3,726              Computer Sciences Corp.* ...........        137,862
      994              Documentum, Inc.* ..................         16,100
   10,446              Electronic Data Systems
                         Corp. ............................        384,099
    2,284              Henry (Jack) & Associates,
                         Inc. .............................         32,593
    7,986              Infonet Services Corp.
                         (Class B)* .......................         20,684
    2,982              J.D. Edwards & Co.* ................         33,160
      633              JDA Software Group, Inc.* ..........          8,862
    1,879              Keane, Inc.* .......................         15,502
      695              Manhattan Associates, Inc.* ........         15,458
      392              MICROS Systems, Inc.* ..............          9,918
    1,217              National Instruments Corp.* ........         33,017
    6,772              PeopleSoft, Inc.* ..................        121,761
    2,521              Perot Systems Corp.
                         (Class A)* .......................         26,949



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      1,665            Reynolds & Reynolds Co.
                         (The) (Class A) .....................   $     41,458
      1,110            Sykes Enterprises, Inc.* ..............          7,226
      1,003            Syntel, Inc.* .........................         11,813
        813            Systems & Computer
                         Technology Corp.* ...................          6,878
      7,730            Unisys Corp.* .........................         58,130
      1,992              Wind River Systems, Inc.* ...........          9,263
                                                                 ------------
                                                                    1,071,475
                                                                 ------------
                       Insurance Brokers/Services (0.4%)
      5,932            AON Corp. .............................        140,885
      1,552            Brown & Brown, Inc. ...................         44,651
        796            CCC Information Services
                         Group, Inc.* ........................          9,441
      2,021            ChoicePoint Inc.* .....................         84,660
        284            CorVel Corp.* .........................          8,406
      1,189            Crawford & Co. (Class B) ..............          9,215
      1,969            Gallagher (Arthur J.) & Co. ...........         57,908
        764            Hilb, Rogal & Hamilton Co. ............         32,890
     11,943            Marsh & McLennan
                         Companies, Inc. .....................        572,070
                                                                 ------------
                                                                      960,126
                                                                 ------------
                       Integrated Oil (3.5%)
     1,940             Amerada Hess Corp. ....................        132,696
    23,279             ChevronTexaco Corp. ...................      1,745,925
    13,666             Conoco Inc. ...........................        329,624
   147,898             Exxon Mobil Corp. .....................      5,436,730
     1,100             Murphy Oil Corp. ......................         91,465
     8,348             Phillips Petroleum Co. ................        432,009
     1,344             Pure Resources, Inc.* .................         24,273
                                                                 ------------
                                                                    8,192,722
                                                                 ------------
                       Internet Retail (0.1%)
       684             1-800-FLOWERS.COM, Inc.* ..............          4,863
     8,179             Amazon.com, Inc.* .....................        118,260
                                                                 ------------
                                                                      123,123
                                                                 ------------
                       Internet Software/Services (0.3%)
     1,251             Agile Software Corp.* .................          7,456
       594             Alloy, Inc.* ..........................          5,803
     6,762             Ariba, Inc.* ..........................         16,161
     9,384             BEA Systems, Inc.* ....................         52,081
     1,628             Borland Software Corp.* ...............         14,098
     3,567             CNET Networks, Inc.* ..................          4,102




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      764              Digital Insight Corp.* ................   $     10,482
    3,294              Earthlink, Inc.* ......................         15,087
    4,035              Internap Network Services
                         Corp.* ..............................            650
    1,125              Internet Security Systems,
                         Inc.* ...............................         18,562
    2,706              Interwoven, Inc. ......................          6,549
    3,756              KPMG Consulting, Inc.* ................         39,588
    2,713              Liberate Technologies, Inc.* ..........          6,511
      342              Lionbridge Technologies,
                         Inc.* ...............................            424
    4,126              Openwave Systems Inc.* ................          4,126
    1,383              Overture Services, Inc.* ..............         31,602
      925              Progress Software Corp.* ..............         12,885
    4,170              RealNetworks, Inc.* ...................         17,097
    1,293              Retek, Inc.* ..........................          8,366
    1,533              S1 Corp.* .............................          6,117
   10,327              Siebel Systems, Inc.* .................         97,074
    1,663              SonicWALL, Inc.* ......................          7,849
    5,760              VeriSign, Inc.* .......................         36,864
    6,323              Vignette Corp.* .......................          8,979
      986              WebEx Communications,
                         Inc.* ...............................         13,331
    1,269              webMethods, Inc.* .....................         11,155
   13,038              Yahoo! Inc.* ..........................        171,710
                                                                 ------------
                                                                      624,709
                                                                 ------------
                       Investment Banks/Brokers (1.5%)
    4,509              AmeriTrade Holding Corp.
                         (Class A)* ..........................         15,781
    2,174              Bear Stearns Companies, Inc.
                         (The) ...............................        130,918
    8,637              E*TRADE Group, Inc.* ..................         34,116
    1,961              Edwards (A.G.), Inc. ..................         67,458
      208              eSPEED, Inc (Class A)* ................          1,685
   10,335              Goldman Sachs Group, Inc.
                         (The) ...............................        756,005
    1,155              Investment Technology Group,
                         Inc.* ...............................         39,120
      663              Jefferies Group, Inc. .................         26,454
    3,285              Knight Trading Group, Inc.* ...........         13,436
    1,506              LaBranche & Co., Inc.* ................         30,150
    1,592              Legg Mason, Inc. ......................         67,883
    5,322              Lehman Brothers Holdings,
                         Inc. ................................        301,811


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    18,813             Merrill Lynch & Co., Inc. ........   $    670,683
    24,023             Morgan Stanley (Note 4) ..........        969,328
     1,154             Raymond James Financial,
                         Inc. ...........................         31,389
    29,905             Schwab (Charles) Corp. (The)......        267,650
       459             SWS Group, Inc. ..................          5,168
                                                            ------------
                                                               3,429,035
                                                            ------------
                       Investment Managers (0.3%)
       528             Affiliated Managers Group,
                         Inc.* ..........................         24,932
     1,809             Alliance Capital Management
                         Holding L.P. ...................         52,461
     1,693             Eaton Vance Corp.
                         (Non-Voting) ...................         45,305
     2,726             Federated Investors, Inc.
                         (Class B) ......................         77,473
     5,711             Franklin Resources, Inc. .........        196,059
     2,268             John Nuveen Co. (The)
                         (Class A) ......................         49,941
     1,673             Neuberger Berman Inc. ............         50,993
     3,003             Price (T.) Rowe Group, Inc. ......         81,171
     5,353             Stilwell Financial, Inc. .........         72,533
     1,945             Waddell & Reed Financial, Inc.
                         (Class A) ......................         34,893
       114             Westwood Holdings Group,
                         Inc.* ..........................          1,529
                                                            ------------
                                                                 687,290
                                                            ------------
                       Investment Trusts/Mutual
                         Funds (0.0%)
     1,046             Hugoton Royalty Trust ............         10,648
                                                            ------------
                       Life/Health Insurance (0.7%)
    11,298             AFLAC, Inc. ......................        354,870
       646             American National Insurance
                         Co. ............................         55,233
       785             AmerUs Group Co. .................         25,026
       549             Delphi Financial Group, Inc.
                         (Class A) ......................         21,878
       675             FBL Financial Group, Inc.
                         (Class A) ......................         14,033
     1,154             Great American Financial
                         Resources, Inc. ................         16,560
     3,276             Jefferson-Pilot Corp. ............        142,342




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
       249             Kansas City Life Insurance Co.       $      9,088
     4,078             Lincoln National Corp. ...........        149,622
    15,384             MetLife, Inc. ....................        433,675
        85             National Western Life
                         Insurance Co. (Class A)* .......          9,216
       766             Presidential Life Corp. ..........         13,673
     1,629             Protective Life Corp. ............         52,128
     1,172             Reinsurance Group of
                         America, Inc. ..................         34,808
       711             StanCorp Financial Group, Inc.             39,660
     1,131             The MONY Group Inc.* .............         34,416
     2,648             Torchmark Corp. ..................         95,964
     1,024             UICI * ...........................         17,306
     5,298             UnumProvident Corp. ..............        108,397
                                                            ------------
                                                               1,627,895
                                                            ------------
                       Major Banks (4.2%)
    33,569             Bank of America Corp. ............      2,232,338
    15,874             Bank of New York Co., Inc.
                         (The) ..........................        508,285
    25,597             Bank One Corp. ...................        995,979
    10,451             BB&T Corp. .......................        386,896
     3,843             Comerica, Inc. ...................        223,509
    22,832             FleetBoston Financial Corp. ......        529,702
     5,392             Huntington Bancshares, Inc. ......        106,438
     9,289             KeyCorp ..........................        243,929
     9,618             Mellon Financial Corp. ...........        255,646
    13,279             National City Corp. ..............        410,321
     6,193             PNC Financial Services Group,
                         Inc. ...........................        261,035
     2,978             Popular, Inc. ....................        104,170
     7,561             SouthTrust Corp. .................        190,840
     6,242             SunTrust Banks, Inc. .............        410,724
     3,421             UnionBanCal Corp. ................        148,369
    29,846             Wachovia Corp. ...................      1,068,487
    37,305             Wells Fargo & Co. ................      1,897,332
                                                            ------------
                                                               9,974,000
                                                            ------------
                       Major Telecommunications (2.7%)
     6,781             ALLTEL Corp. .....................        274,766
    82,838             AT&T Corp. .......................        843,291
    40,877             BellSouth Corp. ..................      1,097,547
     5,323             BroadWing Inc.* ..................         10,806
    72,840             SBC Communications, Inc. .........      2,014,754
    19,432             Sprint Corp. (FON Group) .........        181,689



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments o July 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    59,382             Verizon Communications Inc.........   $ 1,959,606
     3,099             Worldcom Inc. - MCI Group .........           666
                                                             -----------
                                                               6,383,125
                                                             -----------
                       Managed Health Care (0.8%)
     3,182             Aetna Inc. ........................       138,990
       658             AmeriPath, Inc.* ..................        10,699
     2,244             Anthem, Inc.* .....................       152,323
     5,378             Caremark Rx, Inc.* ................        84,435
     3,072             CIGNA Corp. .......................       276,480
     1,395             Coventry Health Care, Inc.* .......        42,059
     2,383             First Health Group Corp.* .........        59,909
     3,002             Health Net Inc.* ..................        67,185
     4,009             Humana, Inc.* .....................        49,351
     1,152             Mid Atlantic Medical Services,
                         Inc.* ...........................        37,509
     2,080             Oxford Health Plans, Inc.* ........        89,482
       880             PacifiCare Health Systems,
                         Inc.* ...........................        21,648
       831             Sierra Health Services, Inc.*......        18,905
       888             Trigon Healthcare, Inc.* ..........        90,318
     6,715             UnitedHealth Group Inc. ...........       588,637
     3,162             WellPoint Health Networks,
                         Inc.* ...........................       226,083
                                                             -----------
                                                               1,954,013
                                                             -----------
                       Marine Shipping (0.0%)
       962             Alexander & Baldwin, Inc. .........        23,492
       629             Kirby Corp.* ......................        14,341
       894             Overseas Shipholding Group,
                         Inc. ............................        17,808
                                                             -----------
                                                                  55,641
                                                             -----------
                       Media Conglomerates (1.4%)
    97,102             AOL Time Warner Inc.* .............     1,116,673
    44,499             Disney (Walt) Co. (The) ...........       788,967
    38,545             Viacom, Inc. (Class B)
                         (Non-Voting)* ...................     1,500,171
                                                             -----------
                                                               3,405,811
                                                             -----------
                       Medical Distributors (0.5%)
     2,287             AmerisourceBergen Corp. ...........       153,206
     1,712             Andrx Group * .....................        37,989
     9,850             Cardinal Health, Inc. .............       567,360
     1,014             Henry Schein, Inc.* ...............        43,561
     6,269             McKesson Corp. ....................       206,375



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
       885             Owens & Minor, Inc. ...............   $    13,054
     1,648             Patterson Dental Co.* .............        76,269
       354             PolyMedica Corp.* .................        11,583
     1,198             Priority Healthcare Corp.
                         (Class B)* ......................        25,086
     1,692             PSS World Medical, Inc.* ..........         9,137
       655             Syncor International Corp.* .......        19,244
                                                             -----------
                                                               1,162,864
                                                             -----------
                       Medical Specialties (1.7%)
       691             Advanced Medical Optics,
                         Inc.* ...........................         7,048
       339             Analogic Corp. ....................        13,797
     2,578             Apogent Technologies Inc.* ........        50,013
     3,430             Applera Corp. - Applied
                         Biosystems Group ................        64,004
       519             Arrow International, Inc. .........        19,530
       572             ArthroCare Corp.* .................         7,350
     1,237             Bard (C.R.), Inc. .................        66,885
     1,274             Bausch & Lomb, Inc. ...............        42,144
    13,108             Baxter International, Inc. ........       523,140
     1,471             Beckman Coulter, Inc. .............        57,663
     5,634             Becton, Dickinson & Co. ...........       163,724
       594             Bio-Rad Laboratories, Inc.
                         (Class A)* ......................        24,467
     5,844             Biomet, Inc. ......................       151,535
       375             Biosite Diagnostics Inc.* .........         7,575
     8,853             Boston Scientific Corp.* ..........       265,501
       383             Cerus Corp.* ......................        10,935
       543             CONMED Corp.* .....................         9,910
       381             Cooper Companies, Inc. (The).......        16,726
       507             Cryolife, Inc.* ...................         5,009
     2,821             Cytyc Corp.* ......................        24,289
       387             Datascope Corp. ...................        10,081
     1,894             DENTSPLY International, Inc........        75,078
       728             Diagnostic Products Corp. .........        26,135
       400             Digene Corp.* .....................         2,600
     6,672             Guidant Corp.* ....................       232,186
       703             Haemonetics Corp.* ................        18,665
     1,525             Hillenbrand Industries, Inc. ......        82,441
       396             IGEN International, Inc.* .........        12,101
       535             INAMED Corp.* .....................         9,320
       822             Invacare Corp. ....................        27,496
       768             KV Pharmaceutical Co.
                         (Class A)* ......................        16,128
    26,475             Medtronic, Inc. ...................     1,069,590


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments o July 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      615              Mentor Corp. .......................   $     19,569
      443              Molecular Devices Corp.* ...........          5,604
      610              Ocular Sciences, Inc.* .............         16,037
    2,997              Pall Corp. .........................         52,687
      821              ResMed, Inc.* ......................         22,257
      802              Respironics, Inc.* .................         25,680
    3,843              St. Jude Medical, Inc.* ............        146,034
    1,650              STERIS Corp.* ......................         34,468
    4,304              Stryker Corp.* .....................        217,868
      987              Sybron Dental Specialties,
                         Inc.* ............................         12,940
    1,428              Thoratec Corp.* ....................          9,710
    1,622              Varian Medical Systems,
                         Inc.* ............................         67,800
      382              Ventana Medical Systems,
                         Inc.* ............................          8,954
    1,305              VISX, Inc.* ........................         10,636
      308              Vital Signs, Inc. ..................         10,361
      268              West Pharmaceutical
                         Services, Inc. ...................          7,000
    4,235              Zimmer Holdings, Inc.* .............        157,669
      229              Zoll Medical Corp.* ................          7,360
                                                              ------------
                                                                 3,945,700
                                                              ------------
                       Medical/Nursing Services (0.0%)
    1,961              DaVita, Inc.* ......................         46,280
    1,776              Hooper Holmes, Inc. ................         10,443
      581              Pediatrix Medical Group,
                         Inc.* ............................         17,314
    1,256              Renal Care Group, Inc.* ............         40,694
                                                              ------------
                                                                   114,731
                                                              ------------
                       Metal Fabrications (0.1%)
      664              Commercial Metals Co. ..............         12,397
      463              Gibraltar Steel Corp. ..............          9,617
    1,013              Harsco Corp. .......................         29,742
      817              Kaydon Corp. .......................         17,492
      884              Maverick Tube Corp.* ...............          9,211
      795              Mueller Industries, Inc.* ..........         20,511
      324              Penn Engineering &
                         Manufacturing Corp. ..............          4,325
    1,233              Precision Castparts Corp. ..........         32,305
      346              SPS Technologies, Inc.* ............         10,449
    1,422              Timken Co. (The) ...................         28,383
                                                              ------------
                                                                   174,432
                                                              ------------



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Miscellaneous Commercial
                         Services (0.2%)
    1,232              ABM Industries Inc. ................   $     20,328
      283              Bright Horizons Family
                         Solutions, Inc.* .................          7,754
    2,178              Century Business Services,
                         Inc.* ............................          6,708
    2,110              Copart, Inc.* ......................         28,063
      106              Corporate Executive Board
                         Co.* .............................          3,202
      383              Costar Group, Inc.* ................          8,043
    2,397              Exult Inc.* ........................          6,951
      868              Fair, Isaac & Co., Inc. ............         30,944
      559              Forrester Research, Inc.* ..........          8,050
      976              Freemarkets, Inc.* .................          6,588
      466              G & K Services, Inc. (Class A)......         14,055
    2,319              Gartner, Inc. (Class B)* ...........         18,923
      654              Global Imaging Systems,
                         Inc.* ............................         13,178
    3,400              IKON Office Solutions, Inc. ........         30,940
      428              InterCept, Inc. (The)* .............          8,539
    2,041              Iron Mountain Inc.* ................         60,720
      570              Learning Tree International,
                         Inc.* ............................          8,938
      560              MAXIMUS, Inc.* .....................         13,283
      627              Metro One
                         Telecommunications, Inc.*.........          9,311
    1,213              Pegasystems Inc.* ..................          9,886
    1,413              Pittston Brink's Group .............         32,117
    1,228              PRG-Schultz International* .........         13,226
      645              ProBusiness Services, Inc. .........          6,321
      620              ProQuest Co.* ......................         18,290
      431              SOURCECORP, Inc.* ..................          9,124
      347              StarTek, Inc.* .....................          7,807
      988              Sylvan Learning Systems,
                         Inc.* ............................         14,474
    1,960              TeleTech Holdings, Inc.* ...........         11,113
    2,113              Viad Corp. .........................         48,240
      687              Wackenhut Corrections
                         Corp.* ...........................          9,034
                                                              ------------
                                                                   484,150
                                                              ------------
                       Miscellaneous Manufacturing (0.3%)
      874              Ametek, Inc. .......................         28,728
      790              Carlisle Co., Inc. .................         34,104
    1,418              Crane Co. ..........................         32,586


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued





    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      3,292            Danaher Corp. .....................   $    204,269
        603            Dionex Corp.* .....................         15,383
      4,422            Dover Corp. .......................        129,786
      1,208            Federal Signal Corp. ..............         25,271
      1,305            Pentair, Inc. .....................         53,074
        609            Smith (A.O.) Corp. ................         17,509
        312            Standex International Corp. .......          6,540
        924            Teleflex, Inc. ....................         45,590
      1,020            Tredegar Corp. ....................         17,850
      2,142            U.S. Industries, Inc.* ............          5,184
        581            Valmont Industries, Inc. ..........         12,637
        842            Varian, Inc.* .....................         26,818
                                                             ------------
                                                                  655,329
                                                             ------------
                       Motor Vehicles (0.6%)
    39,531             Ford Motor Co. ....................        532,483
    12,231             General Motors Corp. ..............        569,353
     6,600             Harley-Davidson, Inc. .............        312,576
                                                             ------------
                                                                1,414,412
                                                             ------------
                       Movies/Entertainment (0.2%)
       606             AMC Entertainment, Inc.* ..........          5,745
     1,362             Cedar Fair, L.P. ..................         31,122
     1,746             Crown Media Holdings, Inc.
                         (Class A)* ......................         10,912
     6,595             Fox Entertainment Group, Inc.
                         (Class A)* ......................        131,570
       895             Gaylord Entertainment Co.* ........         18,007
     1,264             International Speedway Corp.
                         (Class A) .......................         47,059
     5,633             Metro-Goldwyn-Mayer Inc.* .........         60,555
     1,156             Pixar, Inc.* ......................         50,852
     2,403             Six Flags, Inc.* ..................         36,093
     1,092             Speedway Motorsports, Inc.*........         25,880
                                                             ------------
                                                                  417,795
                                                             ------------
                       Multi-Line Insurance (1.9%)
    56,981             American International Group,
                         Inc. ............................      3,642,226
     4,876             CNA Financial Corp.* ..............        123,460
     5,396             Hartford Financial Services
                       Group, Inc. (The) .................        273,038
     1,537             HCC Insurance Holdings, Inc........         34,659
     1,106             Horace Mann Educators
                         Corp. ...........................         18,857




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
     4,122             Loews Corp. .......................   $    195,548
       628             Nationwide Financial Services,
                         Inc. (Class A) ..................         19,393
     3,118             Safeco Corp. ......................         98,965
     1,648             Unitrin, Inc. .....................         56,807
       432             Zenith National Insurance
                         Corp. ...........................         11,880
                                                             ------------
                                                                4,474,833
                                                             ------------
                       Office Equipment/Supplies (0.2%)
     2,396             Avery Dennison Corp. ..............        149,055
     1,394             Hon Industries, Inc. ..............         37,624
     1,097             Kimball International, Inc.
                         (Class B) .......................         14,842
     1,800             Miller (Herman), Inc. .............         30,510
     5,247             Pitney Bowes, Inc. ................        204,633
       843             Steelcase, Inc. (Class A) .........         11,372
                                                             ------------
                                                                  448,036
                                                             ------------
                       Oil & Gas Pipelines (0.2%)
       733             Buckeye Partners, L.P. ............         25,985
    12,429             El Paso Corp. .....................        179,599
     2,388             Enterprise Products Partners
                         L.P. ............................         48,094
       603             Plains All American Pipeline,
                         L.P. ............................         15,606
       379             TC Pipelines, L.P. ................          9,475
       898             TEPPCO Partners, L.P. .............         26,626
       882             Western Gas Resources, Inc.........         27,580
    12,551             Williams Companies, Inc.
                         (The) ...........................         37,025
                                                             ------------
                                                                  369,990
                                                             ------------
                       Oil & Gas Production (0.8%)
     5,415             Anardarko Petroleum Corp. .........        235,552
     3,133             Apache Corp. ......................        161,349
       671             Berry Petroleum Co. (Class A)......         10,568
     1,034             Brown (Tom), Inc.* ................         23,782
     4,387             Burlington Resources, Inc. ........        160,345
       790             Cabot Oil & Gas Corp.
                         (Class A) .......................         16,511
     4,173             Chesapeake Energy Corp.* ..........         22,326
     1,059             Denbury Resources Inc.* ...........          9,870
     3,409             Devon Energy Corp. ................        142,087
     2,531             EOG Resources, Inc. ...............         86,788
       482             Evergreen Resources, Inc.* ........         16,990


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,111              Forest Oil Corp.* ...................   $     25,386
      801              Houston Exploration Co.
                         (The)* ............................         23,069
    2,186              Kerr-McGee Corp. ....................        102,239
    1,138              Newfield Exploration Co.* ...........         35,893
    1,345              Noble Energy, Inc. ..................         41,816
    8,177              Occidental Petroleum Corp. ..........        221,515
    4,156              Ocean Energy, Inc. ..................         82,704
      640              Patina Oil & Gas Corp. ..............         15,008
    2,630              Pioneer Natural Resources
                         Co.* ..............................         63,672
      452              Plains Resources, Inc.* .............         10,825
    1,275              Pogo Producing Co. ..................         39,525
      717              Spinnaker Exploration Co.* ..........         20,176
      780              St. Mary Land & Exploration
                         Co. ...............................         15,912
      694              Stone Energy Corp.* .................         23,582
      646              Swift Energy Co.* ...................          8,566
      940              Unit Corp.* .........................         14,758
    5,334              Unocal Corp. ........................        174,208
    1,679              Vintage Petroleum, Inc. .............         14,742
    1,238              Westport Resources Corp.* ...........         18,137
    2,938              XTO Energy Inc. .....................         52,737
                                                               ------------
                                                                  1,890,638
                                                               ------------
                       Oil Refining/Marketing (0.2%)
    1,703              Ashland, Inc. .......................         60,746
      671              Frontier Oil Corp. ..................          9,662
    6,754              Marathon Oil Corp. ..................        163,717
    2,044              Pennzoil-Quaker State Co. ...........         44,191
    1,798              Sunoco, Inc. ........................         63,901
    1,068              Tesoro Petroleum Corp.* .............          4,486
    2,525              Valero Energy Corp. .................         86,001
                                                               ------------
                                                                    432,704
                                                               ------------
                       Oilfield Services/Equipment (0.7%)
    7,356              Baker Hughes Inc. ...................        197,141
    3,416              BJ Services Co.* ....................        108,936
      859              Cal Dive International, Inc.* .......         16,476
      391              Carbo Ceramics, Inc. ................         13,098
    1,282              Cooper Cameron Corp.* ...............         55,113
      435              Dril-Quip, Inc.* ....................          7,699
    1,403              FMC Technologies, Inc.* .............         25,955
    2,468              Global Industries Ltd.* .............         11,871
    2,600              Grant Prideco, Inc.* ................         25,974
    9,500              Halliburton Co. .....................        125,400




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,650              Hanover Compressor Co.* .............   $     14,536
    1,337              Input/Output, Inc.* .................          9,493
    2,574              Key Energy Services, Inc.* ..........         20,695
    1,922              National-Oilwell, Inc.* .............         33,212
      545              Oceaneering International,
                         Inc.* .............................         11,309
      530              Offshore Logistics, Inc.* ...........          9,847
    1,262              Oil States International Inc.* ......         13,869
      682              RPC, Inc. ...........................          9,275
   12,585              Schlumberger Ltd. ...................        540,148
      524              SEACOR Holdings, Inc.* ..............         20,813
    2,348              Smith International, Inc.* ..........         74,220
    1,850              Superior Energy Services,
                         Inc.* .............................         15,096
    1,439              Tidewater, Inc. .....................         38,738
    2,281              Varco International, Inc.* ..........         34,694
      832              Veritas DGC Inc.* ...................         10,250
      589              W-H Energy Services Inc.* ...........          9,960
    2,609              Weatherford International Ltd.
                         (Bermuda)* ........................        105,821
                                                               ------------
                                                                  1,559,639
                                                               ------------
                       Other Consumer Services (0.7%)
    3,766              Apollo Group, Inc. (Class A)*........        147,815
      755              Bally Total Fitness Holding
                         Corp.* ............................         11,151
    4,002              Block (H.&R.), Inc. .................        193,217
    1,108              Career Education Corp.* .............         48,907
   22,747              Cendant Corp.* ......................        314,364
      966              Central Parking Corp. ...............         20,334
      313              Chemed Corp. ........................         10,454
      465              Coinstar, Inc.* .....................         13,029
    1,128              Corinthian Colleges, Inc.* ..........         35,588
    1,702              DeVry, Inc.* ........................         33,614
    6,110              eBay, Inc.* .........................        348,820
      798              Education Management
                         Corp.* ............................         31,848
    1,273              Expedia, Inc. (Class A)* ............         61,893
      244              Expedia, Inc. (Warrants) (due
                         2/4/09)* ..........................          5,441
      460              Hotels.com (Class A)* ...............         19,642
    1,240              ITT Educational Services,
                         Inc.* .............................         19,530
      569              Pre-Paid Legal Services, Inc.*.......         11,499
    5,271              Priceline.com Inc.* .................          9,751
    3,069              Protection One, Inc.* ...............          9,054


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
        935            Renaissance Learning, Inc.* ........   $     18,719
        820            Rollins, Inc. ......................         16,728
      7,430            Service Corp. International* .......         16,717
      7,318            ServiceMaster Co. (The) ............         89,280
      1,582            Sotheby's Holdings, Inc.
                         (Class A)* .......................         17,956
      2,710            Stewart Enterprises, Inc.
                         (Class A)* .......................         14,471
        199            Strayer Education, Inc. ............         11,044
      2,454            Ticketmaster (Class B) * ...........         39,657
      2,308            Weight Watchers International,
                         Inc.* ............................        100,744
                                                              ------------
                                                                 1,671,267
                                                              ------------
                       Other Consumer Specialties (0.1%)
      3,275            Fortune Brands, Inc. ...............        171,282
      1,147            Fossil, Inc.* ......................         21,151
        690            Matthews International Corp.
                         (Class A) ........................         16,215
        449            Russ Berrie & Co., Inc. ............         15,064
                                                              ------------
                                                                   223,712
                                                              ------------
                       Other Metals/Minerals (0.0%)
      1,921            Phelps Dodge Corp. .................         65,660
      2,162            USEC Inc. ..........................         15,329
                                                              ------------
                                                                    80,989
                                                              ------------
                       Packaged Software (3.5%)
      1,514            Actuate Software Corp.* ............          3,058
      5,229            Adobe Systems, Inc. ................        125,287
      6,164            Ascential Software Corp.* ..........         15,102
      2,605            Autodesk, Inc. .....................         33,578
      5,947            BMC Software, Inc.* ................         79,987
      5,811            Cadence Design Systems,
                         Inc.* ............................         72,347
     12,616            Computer Associates
                         International, Inc. ..............        117,833
      8,978            Compuware Corp.* ...................         33,308
        936            FileNET Corp.* .....................         13,012
        878            HNC Software, Inc.* ................         15,883
        873            Hyperion Solutions Corp.* ..........         17,958
      1,239            Inet Technologies, Inc.* ...........          5,204
      2,056            Informatica Corp.* .................         14,310
      4,615            Intuit Inc.* .......................        202,968
      2,803            Legato Systems, Inc.* ..............          7,568
      1,561            Macromedia, Inc.* ..................         12,410





    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
     1,294             Macrovision Corp.* .................   $     14,182
     1,748             Manugistics Group, Inc.* ...........          7,027
     1,966             Mercury Interactive Corp.* .........         50,369
     1,928             Micromuse Inc.* ....................          5,958
   118,097             Microsoft Corp.* ...................      5,666,294
     1,396             NetIQ Corp.* .......................         27,655
     3,336             Network Associates, Inc.* ..........         40,532
     9,479             Novell, Inc.* ......................         21,138
   119,749             Oracle Corp.* ......................      1,198,568
     6,821             Parametric Technology Corp.*........         21,282
       859             Phoenix Technologies Ltd.* .........          6,408
     2,264             Quest Software, Inc.* ..............         21,916
     2,615             Rational Software Corp.* ...........         17,573
     4,203             Red Hat, Inc.* .....................         19,376
       448             Roxio Inc.* ........................          2,155
     1,029             Serena Software, Inc.* .............         10,722
     2,347             Sybase Inc.* .......................         28,516
     3,102             Symantec Corp.* ....................        104,041
     5,078             TIBCO Software, Inc.* ..............         27,523
       821             Transaction Systems
                         Architects, Inc. (Class A)* ......          7,397
     8,924             VERITAS Software Corp.* ............        150,191
       905             Verity, Inc.* ......................         10,136
                                                              ------------
                                                                 8,228,772
                                                              ------------
                       Personnel Services (0.1%)
       742             Administaff, Inc.* .................          5,565
       492             CDI Corp.* .........................         13,943
       485             Gentiva Health Services, Inc........          4,025
       526             Heidrick & Struggles
                         Intenational, Inc.* ..............          8,179
       941             Kelly Services, Inc. (Class A)......         23,469
       990             Korn/Ferry International* ..........          6,979
     1,850             Manpower, Inc. .....................         69,671
     2,423             MPS Group, Inc.* ...................         12,842
       626             On Assignment, Inc.* ...............          5,002
       538             Resources Connection Inc.* .........          9,910
     4,281             Robert Half International, Inc.*             85,406
     1,603             Spherion Corp.* ....................         13,016
     2,598             TMP Worldwide, Inc.* ...............         40,113
       417             Volt Information Sciences,
                         Inc.* ............................          8,257
                                                              ------------
                                                                   306,377
                                                              ------------


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Pharmaceuticals: Generic
                         Drugs (0.1%)
      1,039            Barr Laboratories, Inc.* ..........   $     63,379
      1,442            Mylan Laboratories, Inc. ..........         46,778
        778            Pharmaceutical Resources,
                         Inc.* ...........................         21,317
      2,584            Watson Pharmaceuticals,
                         Inc.* ...........................         54,445
                                                             ------------
                                                                  185,919
                                                             ------------
                       Pharmaceuticals: Major (7.4%)
    34,033             Abbott Laboratories ...............      1,409,307
    42,270             Bristol-Myers Squibb Co. ..........        990,386
    65,667             Johnson & Johnson .................      3,480,351
    24,516             Lilly (Eli) & Co. .................      1,432,225
    49,398             Merck & Co., Inc. .................      2,450,141
   136,181             Pfizer, Inc. ......................      4,405,455
    28,200             Pharmacia Corp. ...................      1,261,668
    31,972             Schering-Plough Corp. .............        815,286
    28,923             Wyeth, Inc. .......................      1,154,028
                                                             ------------
                                                               17,398,847
                                                             ------------
                       Pharmaceuticals: Other (0.3%)
     2,819             Allergan, Inc. ....................        170,521
     1,041             Cell Pathways, Inc.* ..............            979
       213             Chattem, Inc.* ....................          6,997
       390             Cima Labs, Inc.* ..................          7,761
       612             Connetics Corp.* ..................          6,732
     2,433             Endo Pharmaceuticals
                         Holdings, Inc.* .................         19,902
     3,896             Forest Laboratories, Inc.* ........        301,823
     5,408             King Pharmaceuticals, Inc.* .......        114,704
       524             Kos Pharmaceuticals, Inc.* ........          7,865
       788             Medicis Pharmaceutical Corp.
                         (Class A)* ......................         33,033
       601             Noven Pharmaceuticals, Inc.*.......          5,709
     1,922             Perrigo Co.* ......................         22,218
       499             United Therapeutics Corp.* ........          6,063
                                                             ------------
                                                                  704,307
                                                             ------------
                       Precious Metals (0.1%)
     3,422             Freeport-McMoRan Copper &
                         Gold, Inc. (Class B)* ...........         52,254
     1,842             Glamis Gold Ltd. (Canada)* ........         13,999
     1,949             Meridian Gold Inc. (Canada)*.......         27,539



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    8,543              Newmont Mining Corp.
                         Holding Co. .....................   $    208,449
    1,035              Stillwater Mining Co.* ............          9,832
                                                             ------------
                                                                  312,073
                                                             ------------
                       Property - Casualty Insurers (1.8%)
    2,029              21st Century Insurance
                         Group ...........................         33,884
    1,864              Alfa Corp. ........................         23,319
      171              Alleghany Corp.* ..................         32,490
    1,288              Allmerica Financial Corp. .........         35,162
   15,471              Allstate Corp. (The) ..............        588,053
    1,623              American Financial Group,
                         Inc. ............................         35,949
      375              Arch Capital Group Ltd.* ..........         10,102
      424              Argonaut Group, Inc. ..............          9,688
      287              Baldwin & Lyons, Inc.
                         (Class B) .......................          6,176
    1,140              Berkley (W.R.) Corp. ..............         40,253
       33              Berkshire Hathaway, Inc.
                         (Class A)* ......................      2,253,900
    3,739              Chubb Corp. (The) .................        242,624
    3,539              Cincinnati Financial Corp. ........        141,879
      794              Commerce Group, Inc. (The) ........         29,457
    1,563              Erie Indemnity Co. (Class A) ......         69,554
      786              Harleysville Group, Inc. ..........         20,240
    1,323              Mercury General Corp. .............         62,843
      416              Midland Co. (The) .................          9,202
    1,430              Ohio Casualty Corp.* ..............         26,913
    2,894              Old Republic International
                         Corp. ...........................         91,103
      349              Philadelphia Consolidated
                         Holding Corp.* ..................         14,040
      508              PMA Capital Corp. (Class A) .......          9,093
    4,797              Progressive Corp. (The) ...........        245,367
      288              RLI Corp. .........................         15,134
      661              Selective Insurance Group,
                         Inc. ............................         16,869
    4,543              St. Paul Companies, Inc .
                         (The) ...........................        141,787
      952              State Auto Financial Corp. ........         15,422
    1,274              Transatlantic Holdings, Inc. ......         93,193
      239              United Fire & Casualty Co. ........          8,408
                                                             ------------
                                                                4,322,104
                                                             ------------


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Publishing: Books/Magazines (0.1%)
      494              Advanced Marketing Services,
                         Inc. .............................   $      7,287
      565              Information Holdings Inc.* .........         10,396
    1,454              John Wiley & Sons, Inc.
                         (Class A) ........................         32,017
    1,173              Meredith Corp. .....................         42,779
      563              Playboy Enterprises, Inc.
                         (Class B)* .......................          5,940
    5,650              PRIMEDIA Inc.* .....................          7,345
    2,367              Reader's Digest Assoc., Inc.
                         (The) (Class A) ..................         39,529
      845              Scholastic Corp.* ..................         32,947
                                                              ------------
                                                                   178,240
                                                              ------------
                       Publishing: Newspapers (0.6%)
    2,675              Belo Corp. (Series A) ..............         58,449
    2,005              Dow Jones & Co., Inc. ..............         82,606
    5,814              Gannett Co., Inc. ..................        418,085
    2,658              Hollinger International, Inc.
                         (Class A) ........................         26,580
      986              Journal Register Co.* ..............         17,965
    1,817              Knight-Ridder, Inc. ................        110,019
    1,049              Lee Enterprises, Inc. ..............         34,879
    1,102              McClatchy Co. (The) (Class A).......         61,381
      600              Media General, Inc. (Class A).......         30,468
    3,304              New York Times Co. (The)
                         (Class A) ........................        149,506
      211              Pulitzer, Inc. .....................          9,917
    1,725              Scripps (E.W.) Co. (Class A) .......        131,445
    6,565              Tribune Co. ........................        261,944
      207              Washington Post Co. (The)
                         (Class B) ........................        129,375
                                                              ------------
                                                                 1,522,619
                                                              ------------
                       Pulp & Paper (0.3%)
    1,379              Boise Cascade Corp. ................         39,977
    1,230              Bowater, Inc. ......................         56,076
    5,021              Georgia-Pacific Corp. ..............        109,960
    1,110              Glatfelter (P.H.) Co. ..............         16,484
   10,531              International Paper Co. ............        419,344
    1,410              Longview Fibre Co. .................         11,492
    4,358              MeadWestVaco Corp. .................        115,879
      730              Potlatch Corp. .....................         23,265
    1,297              Wausau-Mosinee Paper Corp...........         13,398
                                                              ------------
                                                                   805,875
                                                              ------------



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Railroads (0.4%)
    8,353              Burlington Northern Santa Fe
                         Corp. ............................   $    245,745
    4,631              CSX Corp. ..........................        160,094
      979              Florida East Coast Industries,
                         Inc. .............................         22,576
    1,448              Kansas City Southern
                         Industries, Inc.* ................         23,544
    8,463              Norfolk Southern Corp. .............        171,376
    5,492              Union Pacific Corp. ................        322,216
                                                              ------------
                                                                   945,551
                                                              ------------
                       Real Estate Development (0.1%)
    2,624              Catellus Development Corp.*.........         50,906
    1,180              Forest City Enterprise, Inc.
                         (Class A) ........................         40,592
      696              Getty Realty Corp. .................         13,294
      769              Jones Lang LaSalle, Inc.* ..........         15,488
      627              LNR Property Corp. .................         20,534
      756              Newhall Land & Farming Co.
                         L.P. (The) .......................         21,659
    1,955              St. Joe Co. (The) ..................         55,718
      745              Trammell Crow Co.* .................          8,493
      881              W.P. Carey & Co., LLC ..............         20,615
                                                              ------------
                                                                   247,299
                                                              ------------
                       Real Estate Investment Trusts (1.6%)
      122              Alexander's, Inc.* .................          8,491
      423              Alexandria Real Estate
                         Equities, Inc. ...................         18,252
    2,075              AMB Property Corp. .................         61,316
      446              Amli Residential Properties
                         Trust ............................         10,169
    1,897              Annaly Mortgage Management
                         Inc. .............................         37,447
    1,809              Apartment Investment &
                         Management Co. (Class A)..........         81,333
    3,838              Archstone-Smith Trust ..............         97,485
    1,701              Arden Realty, Inc. .................         44,192
    1,802              Avalonbay Communities, Inc..........         81,000
      535              Bedford Property Investors,
                         Inc. .............................         13,637
    2,323              Boston Properties, Inc. ............         86,648
      905              Brandywine Realty Trust ............         20,815
    1,207              BRE Properties, Inc. (Class A)......         38,624


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
        743            Burnham Pacific Properties,
                         Inc.* ............................   $      1,092
      1,061            Camden Property Trust ..............         39,257
        727            Capital Automotive REIT ............         16,401
      1,743            CarrAmerica Realty Corp. ...........         47,933
        683            CBL & Associates Properties,
                         Inc. .............................         25,073
        538            CenterPoint Properties Corp.........         31,430
        778            Chateau Communities, Inc. ..........         22,056
        846            Chelsea Property Group, Inc.........         28,612
        546            Colonial Properties Trust ..........         19,629
        895            Commercial Net Lease Realty.........         14,490
        964            Cornerstone Realty Income
                         Trust, Inc. ......................         10,469
         21            Corrections Corporation of
                         America* .........................            263
      1,309            Cousins Properties, Inc. ...........         31,351
      2,652            Crescent Real Estate Equities
                         Co. ..............................         45,402
      1,492            Developers Diversified Realty
                         Corp. ............................         34,316
      3,174            Duke Realty Corp. ..................         81,731
        528            EastGroup Properties, Inc. .........         13,337
        611            Entertainment Properties
                         Trust ............................         14,114
        951            Equity Inns, Inc. ..................          6,705
      9,090            Equity Office Properties Trust......        239,794
      5,988            Equity Residential .................        160,179
        509            Essex Property Trust, Inc. .........         25,959
      1,077            Federal Realty Investment
                         Trust ............................         29,402
      1,444            FelCor Lodging Trust, Inc. .........         21,732
      1,041            First Industrial Realty Trust,
                         Inc. .............................         33,676
        610            Gables Residential Trust ...........         17,757
      1,397            General Growth Properties,
                         Inc. .............................         67,727
        574            Glenborough Realty Trust Inc........         11,514
        749            Glimcher Realty Trust ..............         14,216
        619            Great Lakes REIT, Inc. .............         10,492
      1,349            Health Care Property
                         Investors, Inc. ..................         59,100
        755            Health Care REIT, Inc. .............         22,273
      1,100            Healthcare Realty Trust, Inc. ......         34,650
      1,409            Highwoods Properties, Inc. .........         37,550




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      580              Home Properties of New York,
                         Inc. ...............................   $     20,886
    1,517              Hospitality Properties Trust .......         51,002
    6,112              Host Marriott Corp. ................         68,760
    3,328              HRPT Properties Trust ..............         27,523
    1,044              Innkeepers USA Trust ...............          8,874
    1,044              IRT Property Co. ...................         12,883
    2,112              iStar Financial Inc. ...............         62,410
      593              JDN Realty Corp. ...................          7,146
      722              Kilroy Realty Corp. ................         17,523
    2,581              Kimco Realty Corp. .................         82,953
      620              Koger Equity, Inc. .................         11,055
      476              LaSalle Hotel Properties ...........          6,735
      564              Lexington Corporate
                         Properties Trust .................          9,069
    1,778              Liberty Property Trust .............         57,163
      933              Macerich Co. (The) .................         27,897
    1,526              Mack-Cali Realty Corp. .............         47,749
      553              Manufactured Home
                         Communities, Inc. ................         18,691
      440              Mid-America Apartment
                         Communities, Inc. ................         11,330
      631              Mills Corp. ........................         18,615
      533              National Health Investors, Inc.               8,022
    1,262              Nationwide Health Properties,
                         Inc. .............................         23,322
    2,355              New Plan Excel Realty Trust ........         46,087
      874              Pan Pacific Retail Properties,
                         Inc. .............................         30,197
      297              Parkway Properties, Inc. ...........         10,454
      498              Pennsylvania Real Estate
                         Investment Trust .................         12,799
    4,027              Plum Creek Timber Co., Inc. ........        114,770
    1,062              Post Properties, Inc. ..............         31,287
      976              Prentiss Properties Trust ..........         27,699
      609              Prime Group Realty Trust ...........          3,471
    3,881              ProLogis Trust .....................         98,966
      629              PS Business Parks, Inc.
                         (Class A) ........................         22,141
    2,527              Public Storage, Inc. ...............         95,394
      771              Realty Income Corp. ................         26,060
    1,211              Reckson Associates Realty
                         Corp. ............................         27,683
    1,519              Regency Center Corp. ...............         47,849
      836              RFS Hotel Investors, Inc. ..........         10,300



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,843              Rouse Co. (The) ...................   $    58,055
      592              Saul Centers, Inc. ................        14,001
    1,389              Senior Housing Properties
                         Trust ...........................        17,349
      812              Shurgard Storage Centers,
                         Inc. (Class A) ..................        28,420
    4,035              Simon Property Group, Inc. ........       145,220
      668              SL Green Realty Corp. .............        21,543
      317              Sovran Self Storage, Inc. .........        10,413
      721              Summit Properties Inc. ............        15,465
      457              Sun Communities, Inc. .............        17,462
    1,271              Taubman Centers, Inc. .............        18,836
      708              Thornburg Mortgage, Inc. ..........        14,592
      539              Town & Country Trust ..............        12,052
    2,704              United Dominion Realty Trust,
                         Inc. ............................        43,805
    1,797              Ventas, Inc. ......................        23,361
    2,326              Vornado Realty Trust ..............       101,297
      975              Washington Real Estate
                         Investment Trust ................        25,545
    1,260              Weingarten Realty Investors .......        46,746
                                                             -----------
                                                               3,688,018
                                                             -----------
                       Recreational Products (0.4%)
    1,275              Acclaim Entertainment, Inc.*.......         2,741
      485              Action Performance
                         Companies, Inc.* ................        13,483
    1,290              Activision, Inc.* .................        37,049
      556              Arctic Cat, Inc. ..................         8,245
    2,085              Brunswick Corp. ...................        47,705
    1,989              Callaway Golf Co. .................        31,287
    6,356              Eastman Kodak Co. .................       195,638
    3,008              Electronic Arts Inc.* .............       181,021
    4,210              Hasbro, Inc. ......................        51,573
      537              Infogrames, Inc.* .................         1,691
    1,965              International Game
                         Technology* .....................       114,461
      466              JAKKS Pacific, Inc.* ..............         5,382
      779              Marvel Enterprises, Inc.* .........         3,988
    9,514              Mattel, Inc. ......................       178,958
      986              Midway Games, Inc.* ...............         4,536
      735              Monaco Coach Corp.* ...............        13,230
      546              Polaris Industries Inc. ...........        37,133
    1,061              Scientific Games Corp.
                         (Class A)* ......................         8,011
      640              Sturm, Ruger & Co., Inc. ..........         8,384




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      859              Take-Two Interactive Software,
                         Inc.* ...........................   $    17,816
      712              Thor Industries, Inc. .............        21,510
      834              THQ, Inc.* ........................        20,750
    1,114              Topps Co., Inc. (The)* ............        10,015
      396              Winnebago Industries, Inc. ........        14,078
                                                             -----------
                                                               1,028,685
                                                             -----------
                       Regional Banks (2.5%)
      538              1st Source Corp. ..................        11,099
      306              Alabama National
                         BanCorporation ..................        13,051
      675              Amcore Financial, Inc. ............        15,653
    7,886              AmSouth Bancorporation ............       176,016
    1,776              Associated Banc-Corp. .............        62,870
      196              BancFirst Corp. ...................         9,016
    1,934              BancorpSouth, Inc. ................        38,487
    2,167              Bank of Hawaii Corp. ..............        60,741
    3,608              Banknorth Group, Inc. .............        91,788
    1,250              BOK Financial Corp.* ..............        39,200
      254              Capital City Bank Group, Inc.......         8,273
      428              Cathay Bancorp, Inc. ..............        15,648
      648              Chemical Financial Corp. ..........        20,354
      761              Chittenden Corp. ..................        22,145
    1,071              Citizens Banking Corp. ............        30,052
      436              City Holding Co.* .................        10,856
    1,165              City National Corp. ...............        60,405
    2,899              Colonial BancGroup, Inc.
                         (The) ...........................        41,717
    1,572              Commerce Bancorp, Inc. ............        72,658
    1,608              Commerce Bancshares, Inc. .........        65,687
      375              Community Bank System,
                         Inc. ............................        11,400
    1,076              Community First Bankshares,
                         Inc. ............................        27,309
      271              Community Trust Bancorp,
                         Inc. ............................         6,873
    2,783              Compass Bancshares, Inc. ..........        89,585
      362              Corus Bankshares, Inc. ............        16,782
      189              CPB, Inc. .........................         6,494
    1,221              Cullen/Frost Bankers, Inc. ........        44,689
      613              CVB Financial Corp. ...............        11,800
      603              East West Bancorp, Inc. ...........        20,858
      284              F & M Bancorp .....................         8,844
    1,105              F.N.B Corp. .......................        32,697
   12,842              Fifth Third Bancorp ...............       848,471



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
        696            First Bancorp ......................   $    25,613
        482            First Busey Corp. ..................        10,310
        819            First Charter Corp. ................        13,718
        303            First Citizens BancShares, Inc.
                         (Class A) ........................        31,291
      1,523            First Commonwealth Financial
                         Corp. ............................        19,281
      1,105            First Financial Bancorp ............        20,829
        361            First Financial Bankshares,
                         Inc. .............................        13,754
        163            First Financial Corp. ..............         7,498
        433            First Merchants Corp. ..............        10,177
      1,159            First Midwest Bancorp, Inc. ........        33,020
        350            First Republic Bank* ...............         7,875
      2,765            First Tennessee National
                         Corp. ............................       103,494
      1,127            First Virginia Banks, Inc. .........        63,292
      2,089            FirstMerit Corp. ...................        49,969
        720            Flagstar Bancorp ...................        14,602
        461            Frontier Financial Corp. ...........        11,654
      2,640            Fulton Financial Corp. .............        50,239
        274            GBC Bancorp ........................         5,850
        399            Gold Banc Corp., Inc. ..............         3,866
      1,132            Greater Bay Bancorp ................        27,462
        239            Hancock Holding Co. ................        16,133
        578            Harleysville National Corp. ........        14,895
      3,861            Hibernia Corp. (Class A) ...........        80,232
      1,098            Hudson United Bancorp ..............        30,964
        341            Independent Bank Corp. -
                         Massachusetts ....................         7,076
        292            Independent Bank Corp. -
                         Michigan .........................         9,026
        394            Integra Bank Corp. .................         8,376
        778            International Bancshares
                         Corp. ............................        30,739
      2,023            M&T Bank Corp. .....................       169,123
      4,628            Marshall & Ilsley Corp. ............       139,257
      1,737            Mercantile Bankshares Corp..........        68,073
        630            Mid-State Bancshares ...............        11,145
        382            Midwest Banc Holdings, Inc. ........         6,356
        223            Mississippi Valley Bancshares,
                         Inc. .............................        11,382
      4,499            National Commerce Financial
                         Corp. ............................       115,849




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      467              National Penn Bancshares,
                         Inc. .............................   $    12,002
      578              NBT Bancorp, Inc. ..................         9,971
    3,574              North Fork Bancorporation,
                         Inc. .............................       145,140
    4,835              Northern Trust Corp. ...............       192,578
    1,450              Old National Bancorp ...............        37,686
      459              Oriental Financial Group, Inc.......        11,062
      896              Pacific Capital Bancorp ............        22,382
      367              Park National Corp. ................        35,507
      671              Provident Bankshares Corp. .........        15,748
    1,169              Provident Financial Group,
                         Inc. .............................        30,745
    5,002              Regions Financial Corp. ............       176,220
    1,422              Republic Bancorp Inc. ..............        19,154
      735              Riggs National Corp. ...............         9,562
      705              S & T Bancorp, Inc. ................        17,914
      372              Sandy Spring Bancorp, Inc. .........        10,955
    1,044              Santander BanCorp. .................        18,477
      576              Seacoast Financial Services
                         Corp. ............................        12,021
    1,098              Silicon Valley Bancshares* .........        23,750
    1,963              Sky Financial Group, Inc. ..........        40,242
      982              South Financial Group, Inc.
                         (The) ............................        20,153
    1,219              Sterling Bancshares, Inc. ..........        16,554
      458              Sterling Financial Corp. ...........        11,629
    1,071              Susquehanna Bancshares,
                         Inc. .............................        22,611
    6,440              Synovus Financial Corp. ............       154,560
    1,821              TCF Financial Corp. ................        86,425
      627              Texas Regional Bancshares,
                         Inc. (Class A) ...................        20,691
      448              Trust Co. Of New Jersey
                         (The) ............................        11,209
    1,933              Trustco Bank Corp. of New
                         York .............................        24,085
    1,510              Trustmark Corp. ....................        38,747
   41,689              U.S. Bancorp .......................       891,728
      487              UCBH Holdings, Inc. ................        20,030
      572              UMB Financial Corp. ................        24,510
    4,420              Union Planters Corp. ...............       135,429
    1,120              United Bankshares, Inc. ............        33,051
      487              United National Bancorp ............        10,237
      437              USB Holding Co., Inc. ..............         7,648



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      2,387            Valley National Bancorp .............   $     65,762
        376            WesBanco, Inc. ......................          8,531
        822            Westamerica Bancorporation...........         32,107
      1,030            Whitney Holding Corp. ...............         32,661
      1,552            Wilmington Trust Corp. ..............         46,855
      2,001            Zions Bancorporation ................        101,071
                                                               ------------
                                                                  5,891,338
                                                               ------------
                       Restaurants (0.8%)
        785            AFC Enterprises, Inc.* ..............         21,313
      1,320            Applebee's International, Inc........         29,977
        942            Bob Evans Farms, Inc. ...............         25,764
      2,311            Brinker International, Inc.* ........         75,339
      1,323            CBRL Group, Inc. ....................         39,584
        720            CEC Entertainment, Inc.* ............         27,144
      1,152            Cheesecake Factory, Inc.
                         (The)* ............................         41,748
      1,343            CKE Restaurants, Inc.* ..............          8,622
      4,173            Darden Restaurants, Inc. ............         96,897
        520            IHOP Corp.* .........................         14,248
      1,003            Jack in the Box Inc.* ...............         27,783
        558            Landry's Restaurants, Inc. ..........         12,025
        572            Lone Star Steakhouse &
                         Saloon, Inc. ......................         12,098
     27,739            McDonald's Corp. ....................        686,540
        442            O'Charley's, Inc.* ..................          9,525
      1,858            Outback Steakhouse, Inc.* ...........         59,345
        570            P.F. Chang's China Bistro,
                         Inc.* .............................         17,795
        587            Papa John's International,
                         Inc.* .............................         18,532
        630            RARE Hospitality International,
                         Inc.* .............................         16,468
      1,670            Ruby Tuesday, Inc. ..................         32,231
      1,087            Ryan's Family Steak Houses,
                         Inc.* .............................         13,588
        948            Sonic Corp.* ........................         26,620
      8,419            Starbucks Corp.* ....................        165,265
        742            The Steak n Shake Co.* ..............          9,646
        583            Triarc Co., Inc.* ...................         14,470
      2,485            Wendy's International, Inc. .........         91,423
      6,465            Yum! Brands, Inc.* ..................        199,769
                                                               ------------
                                                                  1,793,759
                                                               ------------



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Savings Banks (1.0%)
       572             Anchor Bancorp Wisconsin,
                         Inc. ..............................   $     12,401
     2,193             Astoria Financial Corp. .............         73,794
     1,428             Bay View Capital Corp.* .............          7,883
     1,393             Brookline Bancorp, Inc. .............         15,713
     1,771             Capitol Federal Financial ...........         46,772
     4,901             Charter One Financial, Inc. .........        166,242
     1,102             Commercial Federal Corp. ............         28,928
       241             Commonwealth Bancorp, Inc............          7,616
       658             Dime Community Bancshares............         16,937
       738             Downey Financial Corp. ..............         31,417
       476             First Federal Capital Corp. .........          9,668
       346             First Financial Holdings, Inc. ......         10,529
       294             First Indiana Corp. .................          5,433
       610             First Niagara Financial Group,
                         Inc. ..............................         17,080
       742             First Sentinel Bancorp, Inc. ........         10,091
       446             Firstfed Financial Corp.* ...........         12,033
     2,966             Golden State Bancorp Inc. ...........         98,471
     3,377             Golden West Financial Corp. .........        222,038
     2,182             GreenPoint Financial Corp. ..........        105,391
       760             Harbor Florida Bancshares,
                         Inc. ..............................         17,518
     4,920             Hudson City Bancorp, Inc. ...........         90,626
       393             Hudson River Bancorp, Inc. ..........         10,273
     1,398             Independence Community
                         Bank Corp. ........................         42,485
       590             MAF Bancorp, Inc. ...................         20,532
       634             Net.B@nk, Inc.* .....................          5,763
     2,431             New York Community
                         Bancorp, Inc. .....................         70,013
     1,139             Northwest Bancorp, Inc. .............         13,873
       349             OceanFirst Financial Corp. ..........          7,266
     1,756             Ocwen Financial Corp.* ..............          7,463
       402             Pacific Northwest Bancorp ...........         11,043
     1,460             People's Bank .......................         37,084
       342             PFF Bancorp, Inc. ...................         11,850
     2,090             Roslyn Bancorp, Inc. ................         45,148
     6,024             Sovereign Bancorp, Inc. .............         87,288
     1,500             Staten Island Bancorp, Inc. .........         29,580
       927             United Community Financial
                         Corp. .............................          7,833
     1,608             W. Holding Co., Inc. ................         29,587
     1,508             Washington Federal, Inc. ............         38,002



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      21,246           Washington Mutual, Inc. ............   $    794,813
         931           Waypoint Financial Corp. ...........         16,711
       1,171           Webster Financial Corp. ............         43,315
         836           Westcorp ...........................         16,561
                                                              ------------
                                                                 2,353,064
                                                              ------------
                       Semiconductors (2.5%)
         653           Actel Corp.* .......................          9,547
       8,396           Advanced Micro Devices,
                         Inc.* ............................         67,420
      18,622           Agere Systems, Inc.
                         (Class A)* .......................         35,382
       1,066           Alliance Semiconductor
                         Corp.* ...........................          5,565
       8,379           Altera Corp.* ......................         99,124
         780           ANADIGICS, Inc.* ...................          2,028
       7,959           Analog Devices, Inc.* ..............        191,812
       7,335           Applied Micro Circuits Corp.*.......         33,814
      11,325           Atmel Corp.* .......................         35,561
       5,857           Broadcom Corp. (Class A)* ..........        109,877
       2,105           Cirrus Logic, Inc.* ................         12,504
       6,031           Conexant Systems, Inc.* ............         12,243
       2,859           Cypress Semiconductor
                         Corp.* ...........................         32,821
         693           DSP Group, Inc.* ...................         11,649
         977           ESS Technology, Inc.* ..............         12,701
         976           Exar Corp.* ........................         16,270
       2,371           Fairchild Semiconductor Corp.
                         (Class A)* .......................         42,275
       3,639           GlobespanVirata, Inc.* .............         12,882
       1,706           Integrated Circuit Systems,
                         Inc.* ............................         29,974
       2,608           Integrated Device Technology,
                         Inc.* ............................         33,382
     145,804           Intel Corp. ........................      2,739,657
       1,528           International Rectifier Corp.*......         35,236
       2,871           Intersil Corp. (Class A)* ..........         62,559
       2,795           Lattice Semiconductor
                         Corp.* ...........................         18,170
       6,922           Linear Technology Corp. ............        187,448
       8,821           LSI Logic Corp.* ...................         68,804
       7,042           Maxim Integrated Products,
                         Inc.* ............................        247,738
       2,246           Micrel, Inc.* ......................         25,762
       4,350           Microchip Technology Inc.* .........         95,787
      13,118           Micron Technology, Inc.* ...........        255,670



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
        730            Microsemi Corp.* ...................   $      3,979
      3,908            National Semiconductor
                         Corp.* ...........................         70,774
      3,413            NVIDIA Corp.* ......................         37,782
      1,332            Oak Technology, Inc.* ..............          5,128
      4,535            ON Semiconductor Corp.* ............          7,573
        448            Pericom Semiconductor
                         Corp.* ...........................          4,207
      1,071            Pixelworks, Inc.* ..................          6,405
        670            Power Integrations, Inc.* ..........          9,983
      1,689            Semtech Corp.* .....................         33,206
      1,390            Silicon Image, Inc.* ...............          7,784
      1,158            Silicon Laboratories Inc.* .........         31,857
      2,385            Silicon Storage Technology,
                         Inc.* ............................         12,736
        783            Siliconix, Inc.* ...................         18,487
      3,262            Skyworks Solutions, Inc.* ..........          9,460
        416            Standard Microsystems
                         Corp.* ...........................          7,829
     37,823            Texas Instruments, Inc. ............        875,602
      3,487            Transmeta Corp.* ...................          3,696
      3,152            TriQuint Semiconductor, Inc.*.......         20,866
      4,734            Vitesse Semiconductor
                         Corp.* ...........................         11,456
      7,317            Xilinx, Inc.* ......................        140,413
        496            Zoran Corp.* .......................          7,073
                                                              ------------
                                                                 5,869,958
                                                              ------------
                       Services to the Health
                         Industry (0.3%)
        713            Accredo Health, Inc.* ..............         34,011
      2,030            AdvancePCS* ........................         45,513
        831            Cerner Corp.* ......................         36,065
      1,564            Covance, Inc.* .....................         26,494
      1,026            Dendrite International, Inc.* ......          5,520
        343            DVI, Inc.* .........................          5,118
      5,514            Healthsouth Corp.* .................         56,519
        768            IDX Systems Corp.* .................          8,844
      6,296            IMS Health Inc. ....................         99,603
      3,109            Laboratory Corp. of America
                         Holdings* ........................        106,639
        941            MedQuist Inc.* .....................         25,303
      2,220            Omnicare, Inc. .....................         47,730
        594            PAREXEL International Corp.*........          7,045
        937            Per-Se Technologies, Inc.* .........          7,543



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,368              Pharmaceutical Product
                         Development, Inc.* ...............   $     31,530
    2,115              Quest Diagnostics Inc.* ............        127,725
    2,843              Quintiles Transnational
                         Corp.* ...........................         28,231
      804              Stericycle, Inc.* ..................         26,540
      500              TriZetto Group, Inc. (The)* ........          2,825
    7,397              WebMD Corp.* .......................         36,985
                                                              ------------
                                                                   765,783
                                                              ------------
                       Specialty Insurance (0.4%)
    2,311              Ambac Financial Group, Inc. ........        145,662
    1,118              CNA Surety Corp. ...................         15,820
    2,310              Fidelity National Financial,
                         Inc. .............................         68,353
    1,710              First American Corp. ...............         32,576
      453              LandAmerica Financial Group,
                         Inc. .............................         14,519
      220              Markel Corp.* ......................         44,550
    3,221              MBIA, Inc. .........................        159,729
    2,305              MGIC Investment Corp. ..............        145,215
    2,166              PMI Group, Inc. (The) ..............         76,936
      430              Proassurance Corp.* ................          7,332
    2,064              Radian Group, Inc. .................         94,531
      588              Stewart Information Services
                         Corp.* ...........................         10,672
      325              Triad Guaranty, Inc.* ..............         14,375
                                                              ------------
                                                                   830,270
                                                              ------------
                       Specialty Stores (0.6%)
    7,012              AutoNation, Inc.* ..................         94,592
    2,300              AutoZone, Inc.* ....................        169,625
    1,592              Barnes & Noble, Inc.* ..............         34,292
    6,366              Bed Bath & Beyond Inc.* ............        197,346
    1,937              Borders Group, Inc.* ...............         34,285
      433              Central Garden & Pet Co.* ..........          6,495
    1,159              Claire's Stores, Inc. ..............         20,862
      565              Cost Plus, Inc.* ...................         13,780
      719              CSK Auto Corp.* ....................          8,844
      495              Group 1 Automotive, Inc.* ..........         13,197
      530              Guitar Center, Inc.* ...............          9,514
      540              Haverty Furniture Companies,
                         Inc. .............................          7,101
      443              Jo-Ann Stores, Inc. (Class A)*......         11,483
    1,067              Linens 'N Things, Inc.* ............         25,981



    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,560              Michaels Stores, Inc.* .............   $     57,767
    1,249              O'Reilly Automotive, Inc.* .........         35,197
    6,724              Office Depot, Inc.* ................         87,278
    2,704              Officemax, Inc.* ...................         12,574
    1,380              Pep Boys-Manny Moe & Jack...........         18,685
    2,667              PETsMART, Inc.* ....................         38,511
    2,220              Pier 1 Imports, Inc. ...............         38,406
    1,112              Regis Corp. ........................         28,223
      674              Rent-A-Center, Inc.* ...............         36,066
      673              Sonic Automotive, Inc.* ............         13,447
   10,196              Staples, Inc.* .....................        170,171
    3,444              Tiffany & Co. ......................         84,860
    4,822              Toys 'R' Us, Inc.* .................         65,001
      838              Tuesday Morning Corp.* .............         12,721
      900              United Auto Group, Inc.* ...........         14,175
      492              Whitehall Jewellers, Inc.* .........          5,373
    2,710              Williams-Sonoma, Inc.* .............         61,653
      829              Zale Corp.* ........................         24,953
                                                              ------------
                                                                 1,452,458
                                                              ------------
                       Specialty Telecommunications (0.2%)
    2,971              Allegiance Telecom, Inc.* ..........          3,654
    4,415              American Tower Corp.
                         (Class A)* .......................          9,890
    3,442              CenturyTel, Inc. ...................         91,557
    6,965              Citizens Communications
                         Co.* .............................         38,168
      579              Commonwealth Telephone
                         Enterprises, Inc.* ...............         22,402
    5,237              Crown Castle International
                         Corp.* ...........................         12,045
      252              Focal Communications Corp.
                         (Warrants) (due 12/14/07)*                      0
    1,386              General Communication, Inc.
                         (Class A)* .......................          5,364
      723              IDT Corp.* .........................         13,086
    9,684              Level 3 Communications,
                         Inc.* ............................         68,369
    3,657              PanAmSat Corp.* ....................         83,014
   36,569              Qwest Communications
                         International, Inc.* .............         46,808
    2,888              Touch America Holdings, Inc.*                 2,830
    1,756                West Corp.* ......................         31,608
                                                              ------------
                                                                   428,795
                                                              ------------


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Steel (0.1%)
      2,560            AK Steel Holding Corp.* ............   $     24,013
      1,908            Allegheny Technologies Inc. ........         18,260
        600            Carpenter Technology Corp. .........         13,848
        624            Lone Star Technologies, Inc.*.......          9,934
      1,702            Nucor Corp. ........................         95,023
        346            Quanex Corp. .......................         12,179
        759            Reliance Steel & Aluminum
                         Co. ..............................         18,823
      1,144            Steel Dynamics, Inc.* ..............         19,471
      2,317            United States Steel Corp.* .........         38,578
      2,248            Worthington Industries, Inc. .......         39,452
                                                              ------------
                                                                   289,581
                                                              ------------
                       Telecommunication Equipment (0.7%)
     19,078            ADC Telecommunications,
                         Inc.* ............................         34,340
      1,035            Adtran, Inc.* ......................         19,406
      2,126            Advanced Fibre
                         Communications, Inc.* ............         36,631
      2,167            Andrew Corp.* ......................         24,379
        986            Arris Group, Inc.* .................          4,033
        842            Centillium Communications,
                         Inc.* ............................          3,545
     10,521            CIENA Corp.* .......................         42,400
      1,331            CommScope, Inc.* ...................          9,983
      4,418            Comverse Technology, Inc.* .........         35,167
     22,704            Corning Inc.* ......................         36,326
      1,607            Harris Corp. .......................         51,601
        654            Inter-Tel, Inc. ....................         13,656
      1,394            InterDigital Communications
                         Corp.* ...........................          9,995
     74,724            Lucent Technologies Inc.* ..........        130,767
      1,047            Microtune, Inc.* ...................          4,041
     49,520            Motorola, Inc. .....................        574,432
      1,102            Plantronics, Inc.* .................         20,211
      2,301            Polycom, Inc.* .....................         26,346
      1,680            Powerwave Technologies,
                         Inc.* ............................         10,315
      1,277            Proxim Corp. (Class A)* ............          3,435
     16,785            QUALCOMM Inc.* .....................        461,252
      1,143            REMEC, Inc.* .......................          5,189
      3,981            RF Micro Devices, Inc.* ............         26,513
      1,005            Somera Communications,
                         Inc.* ............................          3,025
      5,238            Sonus Networks, Inc.* ..............          6,128




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
     7,306             Sycamore Networks, Inc.* ...........   $     20,457
     1,602             Tekelec* ...........................         10,797
     9,989             Tellabs, Inc.* .....................         57,237
       638             Trimble Navigation Ltd.* ...........          8,351
                                                              ------------
                                                                 1,689,958
                                                              ------------
                       Textiles (0.0%)
       809             Albany International Corp.
                         (Class A) ........................         18,769
     1,413             Unifi, Inc.* .......................         11,233
       786             Wellman, Inc. ......................         11,201
                                                              ------------
                                                                    41,203
                                                              ------------
                       Tobacco (1.0%)
    46,658             Philip Morris Companies, Inc. ......      2,148,601
     2,003             R. J. Reynolds Tobacco
                         Holdings, Inc. ...................        109,424
       353             Schweitzer-Mauduit
                         International, Inc. ..............          7,837
       627             Universal Corp. ....................         21,932
     3,683             UST, Inc. ..........................        108,391
       714             Vector Group Ltd. ..................         10,646
                                                              ------------
                                                                 2,406,831
                                                              ------------
                       Tools/Hardware (0.1%)
     1,898             Black & Decker Corp. (The) .........         86,359
       602             Briggs & Stratton Corp. ............         20,841
     1,376             Snap-On, Inc. ......................         37,386
     2,084             Stanley Works (The) ................         75,212
       332             Toro Co. (The) .....................         16,600
                                                              ------------
                                                                   236,398
                                                              ------------
                       Trucking (0.1%)
       580             Arkansas Best Corp.* ...............         12,476
     1,161             CNF Inc. ...........................         36,955
       613             Forward Air Corp.* .................         13,308
     1,277             Heartland Express, Inc.* ...........         25,489
       959             Hunt (J.B.) Transport
                         Services, Inc.* ..................         25,241
       892             Knight Transportation, Inc.* .......         15,788
       192             Landstar System, Inc.* .............         19,164
       450             Roadway Corp. ......................         13,212
     2,025             Swift Transportation Co.,
                         Inc.* ............................         36,754
       715             USFreightways Corp. ................         23,352


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
    1,713              Werner Enterprises, Inc. ............   $     32,975
      625              Yellow Corp.* .......................         15,625
                                                               ------------
                                                                    270,339
                                                               ------------
                       Trucks/Construction/Farm
                         Machinery (0.4%)
    1,867              AGCO Corp.* .........................         33,475
      422              Astec Industries, Inc.* .............          5,545
    7,499              Caterpillar, Inc. ...................        335,205
      981              Cummins Inc. ........................         31,686
    5,184              Deere & Co. .........................        217,832
      371              Gardner Denver Inc.* ................          6,882
    1,056              JLG Industries, Inc. ................          9,504
      577              Manitowoc Co., Inc. .................         18,810
      169              NACCO Industries, Inc.
                         (Class A) .........................          7,935
    1,424              Navistar International Corp.*........         36,725
      454              OshKosh Truck Corp. .................         24,947
    2,526              PACCAR, Inc. ........................         96,872
      727              Stewart & Stevenson
                         Services, Inc. ....................         10,273
      656              Terex Corp.* ........................         12,812
      996              Trinity Industries, Inc. ............         18,057
                                                               ------------
                                                                    866,560
                                                               ------------
                       Water Utilities (0.1%)
      450              American States Water Co. ...........          9,900
    2,181              American Water Works Co.,
                         Inc. ..............................         95,201
      341              California Water Service
                         Group .............................          8,269
    1,768              Philadelphia Suburban Corp. .........         35,006
                                                               ------------
                                                                    148,376
                                                               ------------
                       Wholesale Distributors (0.2%)
      616              Applied Industries
                         Technologies, Inc. ................          9,764
    1,409              Fisher Scientific International,
                         Inc.* .............................         38,395
    3,800              Genuine Parts Co. ...................        116,698
    2,042              Grainger (W.W.), Inc. ...............        100,140
      695              Handleman Co.* ......................          9,000
      438              Hughes Supply, Inc. .................         15,891
      481              Imagistics International, Inc.*......          8,182
      867              MSC Industrial Direct Co., Inc.
                         (Class A)* ........................         14,054




    NUMBER OF
     SHARES                                                          VALUE
--------------------------------------------------------------------------------
      428              School Specialty, Inc.* .............   $     10,054
      670              SCP Pool Corp.* .....................         16,650
      542              TBC Corp.* ..........................          7,593
      452              TIMCO Aviation Services, Inc.
                         (Warrants) (due 2/28/07)*..........              0
      891              United Stationers, Inc.* ............         22,801
                                                               ------------
                                                                    369,222
                                                               ------------
                       Wireless Telecommunications (0.3%)
   59,016              AT&T Wireless Services Inc.*.........        276,785
   17,771              Nextel Communications, Inc.
                         (Class A)* ........................        101,828
    4,267              Nextel Partners, Inc.
                         (Class A)* ........................         16,684
    1,437              Price Communications
                         Corp.* ............................         20,147
   21,644              Sprint Corp. (PCS Group)* ...........         88,740
    1,431              Telephone & Data Systems,
                         Inc. ..............................         81,495
    1,442              Triton PCS Holdings, Inc.
                         (Class A)* ........................          3,028
    2,101              United States Cellular Corp.*........         54,836
                                                               ------------
                                                                    643,543
                                                               ------------
                       Total Common Stocks and
                        Warrants
                       (Cost $285,153,306)..................    224,747,047
                                                               ------------



  PRINCIPAL
  AMOUNT IN
  THOUSANDS
  ----------
                        Short-Term Investment (4.9%)
                        Repurchase Agreement

$  11,693               Joint repurchase agreement
                          account 1.84% due
                          08/01/02 (dated
                          07/31/02; proceeds
                          $11,693,598) (a)
                          (Cost $11,693,000) .................     11,693,000
                                                                  -----------

Total Investments
(Cost $296,846,306) (b) ........................  100.0 %       236,440,047

Liabilities in Excess of Other
Assets .........................................   (0.0)            (64,604)
                                                  ------        -----------
Net Assets .....................................  100.0 %      $236,375,443
                                                  ======        ===========


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued



---------------------------
*       Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)     Collateralized by federal agency and U.S.Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,115,157 and the aggregate gross unrealized depreciation is $87,521,416, resulting in net unrealized depreciation of $60,406,259.




Futures Contracts Open at July 31, 2002:




                           DESCRIPTION,      UNDERLYING
   NUMBER                    DELIVERY           FACE          UNREALIZED
     OF         LONG/         MONTH,           AMOUNT        APPRECIATION/
 CONTRACTS      SHORT        AND YEAR         AT VALUE       DEPRECIATION
-----------    -------    --------------   -------------    --------------

      5         LONG      Russell
                          2000 Index
                          September
                          2002             $  981,625       $(422,665)

     48         LONG      S&P 500
                          Index
                          September
                          2002             10,938,000       1,378,525
                                                            ---------
                          Net unrealized appreciation.     $  955,860
                                                            =========



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2002



Assets:
Investments in securities, at value
  (cost $296,846,306) .........................   $236,440,047
Receivable for:
   Shares of beneficial interest sold .........        301,407
   Dividends ..................................        226,054
   Variation margin ...........................         49,875
Prepaid expenses and other assets .............         48,905
                                                  -------------
   Total Assets ...............................    237,066,288
                                                  -------------
Liabilities:
Payable for:
   Shares of beneficial interest
     redeemed .................................        319,501
   Distribution fee ...........................        203,164
   Investment management fee ..................         47,585
Accrued expenses and other payables ...........        120,595
                                                  -------------
   Total Liabilities ..........................        690,845
                                                  -------------
   Net Assets .................................   $236,375,443
                                                  =============

Composition of Net Assets:
Paid-in-capital ...............................   $345,552,608
Net unrealized depreciation ...................    (59,450,399)
Accumulated undistributed net
  investment income ...........................         85,835
Accumulated net realized loss .................    (49,812,601)
                                                  -------------
   Net Assets .................................   $236,375,443
                                                  =============

Class A Shares:
Net Assets ....................................   $ 13,410,148
Shares Outstanding (unlimited
  authorized, $.01 par value)..................      1,784,017
   Net Asset Value Per Share ..................   $       7.52
                                                  =============
   Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) ..........................   $       7.94
                                                  =============

Class B Shares:
Net Assets ....................................   $191,842,787
Shares Outstanding (unlimited
  authorized, $.01 par value)..................     26,086,646
   Net Asset Value Per Share ..................   $       7.35
                                                  =============

Class C Shares:
Net Assets ....................................   $ 24,616,530
Shares Outstanding (unlimited
  authorized, $.01 par value)..................      3,344,711
   Net Asset Value Per Share ..................   $       7.36
                                                  =============

Class D Shares:
Net Assets ....................................   $  6,505,978
Shares Outstanding (unlimited
  authorized, $.01 par value)..................        859,566
   Net Asset Value Per Share ..................   $       7.57
                                                  =============




Statement of Operations
For the year ended July 31, 2002



Net Investment Loss:
Income
Dividends .................................   $  4,155,711
Interest ..................................        153,027
                                              ------------
   Total Income ...........................      4,308,738
                                              ------------

Expenses
Distribution fee (Class A shares) .........         38,168
Distribution fee (Class B shares) .........      2,505,607
Distribution fee (Class C shares) .........        284,723
Investment management fee .................      1,213,474
Transfer agent fees and expenses ..........        469,173
Shareholder reports and notices ...........        111,200
Registration fees .........................         64,535
Professional fees .........................         48,409
Custodian fees ............................         47,679
Trustees' fees and expenses ...............         12,277
Other .....................................         12,956
                                              ------------
   Total Expenses .........................      4,808,201
Less: amounts waived/reimbursed ...........       (462,862)
                                              ------------
   Net Expenses ...........................      4,345,339
                                              ------------
   Net Investment Loss ....................        (36,601)
                                              ------------

Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
   Investments ............................    (37,641,634)
   Futures contracts ......................        188,656
                                              ------------
   Net Realized Loss ......................    (37,452,978)
                                              ------------
Net change in unrealized
  appreciation/depreciation on:
   Investments ............................    (39,859,759)
   Futures contracts ......................        980,677
                                              ------------
   Net Depreciation .......................    (38,879,082)
                                              ------------
   Net Loss ...............................    (76,332,060)
                                              ------------

Net Decrease ..............................   $(76,368,661)
                                              =============





                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets


                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED               ENDED
                                                                              JULY 31, 2002       JULY 31, 2001
                                                                            -----------------   ----------------
Decrease in Net Assets:
Operations:
Net investment loss .....................................................    $      (36,601)     $    (603,949)
Net realized loss .......................................................       (37,452,978)       (12,531,249)
Net change in unrealized depreciation ...................................       (38,879,082)       (55,137,124)
                                                                             --------------      -------------
  Net Decrease ..........................................................       (76,368,661)       (68,272,322)


Net decrease from transactions in shares of beneficial interest .........       (37,628,403)        (8,678,477)
                                                                             --------------      -------------
  Net Decrease ..........................................................      (113,997,064)       (76,950,799)


Net Assets:
Beginning of period .....................................................       350,372,507        427,323,306
                                                                             --------------      -------------


End of Period
(Including accumulated undistributed net investment income of
$85,835 and $38,254, respectively).......................................    $  236,375,443      $ 350,372,507
                                                                             ==============      =============



                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued



investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $15,022,804 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.92%, respectively.

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued



The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $927,436 and $4,696, respectively and received approximately $50,755 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002 aggregated $11,339,708 and $52,635,398, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $207,706, including realized losses of $170,534.

Morgan Stanley Trust, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $4,400.


5. FEDERAL INCOME TAX STATUS

At July 31, 2002, the Fund had a net capital loss carryover of approximately $20,357,000 of which $1,011,000 will be available through July 31, 2009 and $19,346,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $28,461,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and the mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $128,187, accumulated net realized loss was credited $44,005 and accumulated undistributed net investment income was credited $84,182.

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued



6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                              FOR THE YEAR                     FOR THE YEAR
                                                 ENDED                            ENDED
                                             JULY 31, 2002                    JULY 31, 2001
                                    -------------------------------- --------------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                    --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ..............................     1,400,205    $  12,155,699          801,122    $   8,681,248
Redeemed ..........................    (1,335,569)     (11,750,374)      (1,093,142)     (11,593,743)
                                       ----------    -------------       ----------    -------------
Net increase (decrease) - Class A .        64,636          405,325         (292,020)      (2,912,495)
                                       ----------    -------------       ----------    -------------
CLASS B SHARES ....................
Sold ..............................     5,417,710       47,102,683        6,138,193       64,500,651
Redeemed ..........................    (9,739,403)     (82,932,081)      (7,284,441)     (73,669,516)
                                       ----------    -------------       ----------    -------------
Net decrease - Class B ............    (4,321,693)     (35,829,398)      (1,146,248)      (9,168,865)
                                       ----------    -------------       ----------    -------------
CLASS C SHARES ....................
Sold ..............................       679,015        5,812,524          741,962        7,858,880
Redeemed ..........................    (1,058,178)      (9,052,752)        (899,580)      (9,224,226)
                                       ----------    -------------       ----------    -------------
Net decrease - Class C ............      (379,163)      (3,240,228)        (157,618)      (1,365,346)
                                       ----------    -------------       ----------    -------------
CLASS D SHARES ....................
Sold ..............................       852,696        7,775,092          529,669        5,714,591
Redeemed ..........................      (745,496)      (6,739,194)         (95,359)        (946,362)
                                       ----------    -------------       ----------    -------------
Net increase - Class D ............       107,200        1,035,898          434,310        4,768,229
                                       ----------    -------------       ----------    -------------
Net decrease in Fund ..............    (4,529,020)   $ (37,628,403)      (1,161,576)   $  (8,678,477)
                                       ==========    =============       ===========   =============


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2002, the Fund had open futures contracts.

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                                  FOR THE PERIOD
                                                             FOR THE YEAR      FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                ENDED             ENDED               THROUGH
                                                            JULY 31, 2002     JULY 31, 2001        JULY 31, 2000
                                                           ---------------   ---------------   --------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $    9.70          $  11.38           $    10.00
                                                             ---------         ---------           ----------
Income (loss) from investment operations:
 Net investment income[+/+] ............................          0.06              0.06                 0.06
 Net realized and unrealized gain (loss) ...............          2.24)            (1.74)                1.34
                                                             ----------        ----------          ----------
Total income (loss) from investment operations .........         (2.18)            (1.68)                1.40
                                                             ----------        ----------          ----------
Less distributions from net realized gains .............             -                 -                (0.02)
                                                             ----------        ----------          ----------
Net asset value, end of period .........................     $    7.52         $    9.70           $    11.38
                                                             ==========        ==========          ==========
Total Return+ ..........................................        (22.47)%          (14.76)%              13.99%(1)
Ratios to Average Net Assets (3)(4):
Expenses ...............................................          0.75%             0.71%                0.75%(2)
Net investment income ..................................          0.67%             0.58%                0.58%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $ 13,410         $  16,678           $   22,895
Portfolio turnover rate ................................             4%                7%                   2%(1)


------------
*     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                              EXPENSE     NET INVESTMENT
                               RATIO       INCOME RATIO
PERIOD ENDED:                ---------   ---------------
   July 31, 2002 .........      0.90%          0.52%
   July 31, 2001 .........      0.81%          0.48%
   July 31, 2000 .........      0.90%          0.43%




                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS continued




                                                                                                      FOR THE PERIOD
                                                              FOR THE YEAR        FOR THE YEAR      SEPTEMBER 28, 1999*
                                                                 ENDED               ENDED                THROUGH
                                                             JULY 31, 2002       JULY 31, 2001         JULY 31, 2000
                                                           -----------------   -----------------   --------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...................      $  9.56             $  11.31             $   10.00
                                                              -------             --------             ---------
Income (loss) from investment operations:
 Net investment loss.[+/+] .............................        (0.01)               (0.02)                (0.02)
 Net realized and unrealized gain (loss) ...............        (2.20)               (1.73)                 1.35
                                                              ---------           ---------            ----------
Total income (loss) from investment operations .........        (2.21)               (1.75)                 1.33
                                                              ---------           ---------            ----------
Less distributions from net realized gains .............            -                    -                 (0.02)
                                                              ---------           ---------            ----------
Net asset value, end of period .........................      $  7.35             $   9.56             $   11.31
                                                              =========           ==========           ==========
Total Return+ ..........................................       (23.12)%             (15.47)%               13.29%(1)
Ratios to Average Net Assets (3)(4):
Expenses ...............................................         1.50%                1.50%                 1.50%(2)
Net investment loss ....................................        (0.08)%              (0.21)%               (0.17)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $ 191,843            $ 290,758             $ 356,899
Portfolio turnover rate ................................            4%                   7%                    2%(1)


------------
*     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                              EXPENSE     NET INVESTMENT
                               RATIO        LOSS RATIO
PERIOD ENDED:                ---------   ---------------
   July 31, 2002 .........      1.65%         (0.23%)
   July 31, 2001 .........      1.60%         (0.31%)
   July 31, 2000 .........      1.65%         (0.32%)




                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS continued



                                                                                                    FOR THE PERIOD
                                                             FOR THE YEAR       FOR THE YEAR      SEPTEMBER 28, 1999*
                                                                ENDED              ENDED                THROUGH
                                                            JULY 31, 2002      JULY 31, 2001         JULY 31, 2000
                                                           ---------------   -----------------   --------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $   9.56           $  11.31             $   10.00
                                                             ---------          --------             ---------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................         0.00              (0.02)                (0.02)
 Net realized and unrealized gain (loss) ...............        (2.20)             (1.73)                 1.35
                                                             ----------         ---------            ----------
Total income (loss) from investment operations .........        (2.20)             (1.75)                 1.33
                                                             ----------         ---------            ----------
Less distributions from net realized gains .............            -                  -                 (0.02)
                                                             ----------         ---------            ----------
Net asset value, end of period .........................     $   7.36           $   9.56             $   11.31
                                                             ==========         =========            ==========
Total Return+ ..........................................       (23.01)%           (15.47)%               13.29%(1)
Ratios to Average Net Assets (3)(4) :
Expenses ...............................................         1.42%              1.50%                 1.50%(2)
Net investment loss ....................................         0.00%             (0.21)%               (0.17)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $  24,616           $ 35,607             $  43,901
Portfolio turnover rate ................................            4%                 7%                    2%(1)


------------
*     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                             EXPENSE     NET INVESTMENT
                               RATIO        LOSS RATIO
PERIOD ENDED:                ---------   ---------------
   July 31, 2002 .........      1.57%         (0.15%)
   July 31, 2001 .........      1.60%         (0.31%)
   July 31, 2000 .........      1.65%         (0.32%)





                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS continued



                                                                                                  FOR THE PERIOD
                                                             FOR THE YEAR      FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                ENDED             ENDED               THROUGH
                                                            JULY 31, 2002     JULY 31, 2001        JULY 31, 2000
                                                           ---------------   ---------------   --------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $   9.74          $  11.41            $    10.00
                                                             ---------         ---------           ----------
Income (loss) from investment operations:
 Net investment income[+/+] ............................         0.08              0.08                  0.08
 Net realized and unrealized gain (loss) ...............        (2.25)            (1.75)                 1.35
                                                             ----------        ----------          ----------
Total income (loss) from investment operations .........        (2.17)            (1.67)                 1.43
                                                             ----------        ----------          ----------
Less distributions from net realized gains .............            -                 -                 (0.02)
                                                             ----------        ----------          ----------
Net asset value, end of period .........................     $   7.57          $   9.74            $    11.41
                                                             ==========        ==========          ==========
Total Return+ ..........................................       (22.28)%          (14.64)%               14.30%(1)
Ratios to Average Net Assets (3)(4) :
Expenses ...............................................         0.50%             0.50%                 0.50%(2)
Net investment income ..................................         0.92%             0.79%                 0.83%(2)
Supplemental Data:
Net assets, end of period, in thousands ................     $  6,506        $    7,329            $    3,628
Portfolio turnover rate ................................            4%                7%                    2%(1)


------------
*     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                              EXPENSE     NET INVESTMENT
                               RATIO       INCOME RATIO
PERIOD ENDED:                ---------   ---------------
   July 31, 2002 .........      0.65%          0.77%
   July 31, 2001 .........      0.60%          0.69%
   July 31, 2000 .........      0.65%          0.68%





                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Total Market Index Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2002

Morgan Stanley Total Market Index Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY

                                                         Number of
                                                       Portfolios in
                                                           Fund
                                                          Complex
                                                         Overseen
    Principal Occupation(s) During Past 5 Years        by Trustee**
 ------------------------------------------------     --------------
 Retired; Director or Trustee of the Morgan                 129
 Stanley Funds and the TCW/DW Term Trusts;
 formerly Vice Chairman of Kmart Corporation
 (December 1998-October 2000), Chairman and
 Chief Executive Officer of Levitz Furniture
 Corporation (November 1995-November 1998) and President and Chief Executive Officer of
 Hills Department Stores (May 1991-July 1995);
 formerly variously Chairman, Chief Executive
 Officer, President and Chief Operating Officer
 (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

 Director or Trustee of the Morgan Stanley                  129
 Funds and the TCW/DW Term Trusts; formerly
 United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee
 (1980-1986); formerly Mayor of Salt Lake City,
 Utah (1971-1974); formerly Astronaut, Space
 Shuttle Discovery (April 12-19, 1985); Vice
 Chairman, Huntsman Corporation (chemical company); member of the Utah Regional
 Advisory Board of Pacific Corp.

 Retired; Director or Trustee of the Morgan                 129
 Stanley Funds and the TCW/DW Term Trusts;
 formerly associated with the Allstate
 Companies (1966-1994), most recently as
 Chairman of The Allstate Corporation
 (March 1993-December 1994) and Chairman
 and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company
 (July 1989-December 1994).


        Other Directorships Held by Trustee
 ------------------------------------------------

 Director of Weirton Steel Corporation.

 Director of Franklin Covey (time management systems), BMW Bank of North America, Inc.
 (industrial loan corporation), United Space
 Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia
 Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

 Director of The PMI Group Inc. (private
 mortgage insurance); Trustee and Vice
 Chairman of The Field Museum of Natural
 History; director of various other business and charitable organizations.

Morgan Stanley Total Market Index Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                          Term of
                                                         Office and
                                         Position(s)     Length of
        Name, Age and Address of          Held with         Time
          Independent Trustee             Registrant      Served*
--------------------------------------- ------------- ---------------

Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY




                                                     Number of
                                                   Portfolios in
                                                       Fund
                                                      Complex
                                                     Overseen
    Principal Occupation(s) During Past 5 Years    by Trustee**
 ------------------------------------------------ --------------
 Chairman of the Audit Committee and Director          129
 or Trustee of the Morgan Stanley Funds and the
 TCW/DW Term Trusts; Senior Partner, Johnson
 Smick International, Inc., a consulting firm;
 Co-Chairman and a founder of the Group of
 Seven Council (G7C), an international economic
 commission; formerly Vice Chairman of the
 Board of Governors of the Federal Reserve
 System and Assistant Secretary of the U.S.
 Treasury.

 Chairman of the Insurance Committee and               207
 Director or Trustee of the Morgan Stanley
 Funds and the TCW/DW Term Trusts; director/
 trustee of various investment companies
 managed by Morgan Stanley Investment
 Management Inc. and Morgan Stanley
 Investments LP (since July 2001); General
 Partner, Triumph Capital, L.P., a private
 investment partnership; formerly Vice
 President, Bankers Trust Company and BT
 Capital Corporation (1984-1988).




       Other Directorships Held by Trustee
 ----------------------------------------------
 Director of NVR, Inc. (home construction);
 Chairman and Trustee of the Financial
 Accounting Foundation (oversight organization of the Financial Accounting Standards Board).

 Director of various business organizations.

Morgan Stanley Total Market Index Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:



                                                           Term of
                                                          Office and
                                     Position(s)          Length of
   Name, Age and Address of           Held with              Time
      Interested Trustee              Registrant           Served*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (69)    Chairman and Director   Trustee since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY




                                                      Number of
                                                    Portfolios in
                                                        Fund
                                                       Complex
                                                      Overseen
    Principal Occupation(s) During Past 5 Years     by Trustee**
 ------------------------------------------------- --------------
 Chairman and Director or Trustee of the                 129
 Morgan Stanley Funds and the TCW/DW Term
 Trusts; formerly Chairman, Chief Executive
 Officer and Director of the Investment Manager,
 the Distributor and Morgan Stanley Services,
 Executive Vice President and Director of
 Morgan Stanley DW, Chairman and Director of
 the Transfer Agent, and Director and/or officer
 of various Morgan Stanley subsidiaries (until
 June 1998) and Chief Executive Officer of the
 Morgan Stanley Funds and the TCW/DW Term
 Trusts (until September 2002).

 Senior Advisor of Morgan Stanley (since                 129
 August 2000); Director of the Distributor and
 Dean Witter Realty Inc.; Director or Trustee of
 the Morgan Stanley Funds and the TCW/DW
 Term Trusts (since June 2000); previously
 President and Chief Operating Officer of the
 Private Client Group of Morgan Stanley
 (May 1999-August 2000), President and Chief
 Operating Officer of Individual Securities of
 Morgan Stanley (February 1997-May 1999).

 Director or Trustee of the Morgan Stanley               129
 Funds and the TCW/DW Term Trusts; Chairman
 of the Board of Directors and Chief Executive
 Officer of Morgan Stanley and Morgan Stanley
 DW; Director of the Distributor; Chairman of the
 Board of Directors and Chief Executive Officer
 of Novus Credit Services Inc.; Director and/or
 officer of various Morgan Stanley subsidiaries.


      Other Directorships Held by Trustee
 --------------------------------------------

 None




 None




 Director of American Airlines, Inc. and its parent company, AMR Corporation.




------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Total Market Index Fund
Trustee and Officer Information continued

Officers:


                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*
----------------------------- ------------------- -----------------
Mitchell M. Merin (48)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September
                                                  2002

Barry Fink (47)               Vice President,     Vice President,
1221 Avenue of the Americas   Secretary and       Secretary
New York, NY                  General Counsel     and General
                                                  Counsel since
                                                  February 1997

Thomas F. Caloia (56)         Treasurer           Treasurer since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since October
1221 Avenue of the Americas                       1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since July 1995
1221 Avenue of the Americas
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September
Harborside Financial Center   Financial Officer   2002
Plaza Two,
Jersey City, NJ


   Name, Age and Address of
      Executive Officer                           Principal Occupation(s) During Past 5 Years
-----------------------------    ---------------------------------------------------------------------------

Mitchell M. Merin (48)            President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas       Management (since December 1998); President, Director (since 1997) and
New York, NY                      Chief Executive Officer (since June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and
                                  Director of the Distributor (since June 1998); Chairman (since June 1998)
                                  and Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May 1999) and Chief
                                  Executive Officer (since September 2002) of the Morgan Stanley Funds and
                                  TCW/DW Term Trusts; Trustee of various Van Kampen investment companies
                                  (since December 1999); previously Chief Strategic Officer of the Investment
                                  Manager and Morgan Stanley Services and Executive Vice President of the
                                  Distributor (April 1997-June 1998), Vice President of the Morgan Stanley
                                  Funds (May 1997-April 1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   General Counsel (since May 2000) and Managing Director (since December
1221 Avenue of the Americas       2000) of Morgan Stanley Investment Management; Managing Director (since
New York, NY                      December 2000), and Secretary and General Counsel (since February
                                  1997) and Director (since July 1998) of the Investment Manager and
                                  Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW;
                                  Vice President, Secretary and General Counsel of the Morgan Stanley
                                  Funds and TCW/DW Term Trusts (since February 1997); Vice President and
                                  Secretary of the Distributor; previously, Senior Vice President,
                                  Assistant Secretary and Assistant General Counsel of the Investment
                                  Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust          Manager, the Distributor and Morgan Stanley Services; Treasurer of the
Harborside Financial Center,      Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)            Managing Director, Chief Administrative Officer and Director (since
1221 Avenue of the Americas       February 1999) of the Investment Manager and Morgan Stanley Services
New York, NY                      and Chief Executive Officer and Director of the Transfer Agent;
                                  previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)          Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas       Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley
New York, NY                      Investments LP; Director of the Transfer Agent; Chief Investment Officer
                                  of the Van Kampen Funds.

Francis Smith (37)                Vice President and Chief Financial Officer of the Morgan Stanley Funds
c/o Morgan Stanley Trust          and the TCW/DW Term Trusts (since September 2002); Executive Director
Harborside Financial Center       of the Investment Manager and Morgan Stanley Services (since December
Plaza Two,                        2001). Formerly, Vice President of the Investment Manager and Morgan
Jersey City, NJ                   Stanley Services (August 2000-November 2001), Senior Manager at
                                  PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                  Associate--Fund Administration at BlackRock Financial Management (July
                                  1996-December 1997).

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey  07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY  10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY [LOGO]

36085RPT-7921H02-AP-8/02

MORGAN STANLEY [LOGO]


[GRAPHIC OMITTED]

MORGAN STANLEY
TOTAL MARKET INDEX FUND

ANNUAL REPORT
JULY 31, 2002